                    [LOGO]
                                        TOUCHSTONE
                     ------------------------------------------------
                              Touchstone II Variable Annuity

                     -   Emerging Growth
                     -   International Equity
                     -   Growth & Income
                     -   Balanced
                     -   Income Opportunity
                     -   Bond
                     -   Standby Income

                                 ANNUAL REPORT
                               DECEMBER 31, 1997

This booklet contains the Annual Reports which reflect the results of the TOUCHSTONE VARIABLE ANNUITY, a flexible purchase payment deferred variable annuity contract, issued by WESTERN-SOUTHERN LIFE ASSURANCE COMPANY ("Western-Southern"). Included in this booklet are the Annual reports for Western-Southern's Separate Account II and the investment portfolios underlying the Touchstone Variable Annuity. These Annual Reports are bound together for your convenience.

Dear Fellow Contract Owner:

     The current "golden age" of moderate growth, low interest rates, low inflation, and robust corporate earnings has been good for stocks. Keep in mind, though, that this kind of market will not always be around. Certainly not when there are so many unfamiliar situations surrounding us: the Asian currency crisis, the year 2000 issue, tensions in the Middle East, or simply that stocks have been so hot for so long. Simply speaking, there's nothing the market hates more than uncertainty, and we've experienced a lot of it lately.

     Most people attribute the stock market's exceptionally strong rise and recent volatility to the huge flood of money that has poured into equity mutual funds. The 1995-97 total of nearly $600 billion of new cash invested in equity funds is an impressive figure. It has added 70% of the total assets accumulated by the mutual fund industry over its entire 72 years of existence. But the dominant reason why investors have wanted to put so much money into stocks is that the last three years have been the most favorable for corporate profit growth in well over 50 years.

     It's times like these that the Touchstone brand of investment management makes sense. Because the truth is, no matter where the markets go, there are always good stocks available. At Touchstone, our portfolio managers look for these companies one at a time, using every possible means of rigorous financial analysis to hands-on, face-to-face research, in quest of an edge nobody else has. That's how Touchstone helps investors get where they need to go.

     We've been through volatile times before, and there's a good chance we'll have to face them again. The particulars may change, but the commitment of each and every member of the Touchstone administrative and portfolio team--and the discipline they employ--remains the same.

     Please review the enclosed financial statements for portfolio updates and performance numbers for important information about the investment you have chosen.

     Going forward, I urge you to be reasonable in your expectations. Now, more than ever, it's important to take a long-term view. So I ask that you carefully review the shorter-term risks associated with your investments and make sure they truly fit your comfort level. Your financial advisor can help you adjust your investment strategy to meet any of your changing needs.

     We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities.(1)

Sincerely,

[Edward G. Harness Signature]
Edward G. Harness
President and Chief Executive Officer
Touchstone Family of Funds

P.S. Please visit us on the World Wide Web at www.touchstonefunds.com

(1) Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio, Touchstone Family of Funds and Variable Annuities are distributed by Touchstone Securities, Inc., member NASD and SIPC.

                     [LOGO]
                                        TOUCHSTONE
                     ------------------------------------------------
                                  Western-Southern Life
                                    Assurance Company

                                 ------------------------

                                    Separate Account 2

                                 ANNUAL REPORT
                               DECEMBER 31, 1997

TOUCHSTONE II EMERGING GROWTH SUB-ACCOUNT

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected Touchstone II Emerging Growth Sub-Account's performance. Small capitalization stocks, as measured by the Russell 2000, rose 22.4% while the total return (net of fees and expenses) for the Touchstone II Emerging Growth Sub-Account was 32.6%.

As the value-style manager of the Touchstone II Emerging Growth Portfolio, David
L. Babson's core strategy continued to stress bottom up fundamental analysis in identifying low risk stocks with attractive return potential. The last part of 1997 demonstrated some of the benefits that come with this lower risk investment style. When the markets tumbled in October, value stocks in the portfolio held up well. Investment highlights in 1997 included good performance from Dime Bancorp (+105%) and office furniture manufacturer Herman Miller (+93%). Babson believes that future investment performance will increasingly depend on stock selection capabilities. Going forward, Babson thinks the market environment will be much more difficult and that only careful stock selection will produce reasonable gains.

As the growth-style manager of the Touchstone II Emerging Growth Portfolio, Westfield Capital Management continued to find companies with good growth prospects. Delving a bit deeper, Westfield believes that the second half of 1997 was the beginning of a major reversal in relative performance, favoring small-cap issues. On an annual basis, 1997 was the first time since 1993 that smaller-cap indices outperformed their larger brethren; and not so coincidentally, the majority of active managers also beat index funds. This year's third quarter showed the Russell 2000 returning double the S&P 500 and over four times the Dow Industrials. Unfortunately, the increased visibility of various Asian troubles derailed this momentum. Westfield believes that the Asian troubles were counter-intuitive and therefore temporary because the very names being bought in this flight to quality are the companies with the heaviest foreign profit exposures.

The Asian phenomenon did, however, prompt several sector shifts within the Westfield portfolio. First, their exposure to semiconductor equipment, semiconductors, and cellular handset infrastructure was quickly cut back. Shortly thereafter Westfield almost completely moved out of the energy service companies and boosted positions in REITS, consumer products, systems integration service companies, and various broadcast arenas.

                       Touchstone
                           II                  CDA/Wiesenberger
     Measurement        Emerging                    Small
       Period            Growth     Russell        Company
    (Fiscal Year          Sub-        2000          Growth
      Covered)          Account      Index        Average-VA
Feb-95                    10000      10000           10000
Mar-95                    10100      10171           10294
Jun-95                    10714      11125           11458
Sep-95                    11637      12224           12955
Dec-95                    11741      12488           12801
Mar-96                    12300      13126           13501
Jun-96                    12847      13782           14428
Sep-96                    12574      13829           14705
Dec-96                    12948      14548           14934
Mar-97                    12562      13796           13808
Jun-97                    14873      16032           16007
Sep-97                    17207      18418           18439
Dec-97                    17170      17801           17430

TOUCHSTONE II INTERNATIONAL EQUITY SUB-ACCOUNT

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone II International Equity Sub-Account's performance. International equity stocks, as measured by the MSCI EAFE Index, rose 2.0% while the total return (net of fees and expenses) for the Touchstone II International Equity Sub-Account was 13.9%.

As the international equity manager of the Touchstone II International Equity Portfolio, BEA Associates attributes the Fund's performance to primarily two decisions. First, they were underweighted in Japan and developed Asia and, secondly, they had an allocation to the emerging markets in Latin America.

At year-end, the Japan weighting in the portfolio was approximately one-third that of MSCI EAFE. Given that nation's economic doldrums and the resulting drop in equity prices, this approach proved fruitful (the Japanese market fell 24% in 1997). Stock selection in Japan, which emphasized globally oriented companies (such as Sony, Honda, Nintendo and Toyota) and avoided most domestic sectors, was also effective in adding value. BEA's relatively small exposure to most other Asian markets contributed positively to performance as well, mainly in the second half of the year.

A byproduct of reducing Asian positions was an increase in the portfolio's allocation to Europe, which benefited from particularly good stock selection. Holdings in France, Sweden, Italy, the Netherlands and Portugal performed best throughout the year. As for emerging markets, their bias toward Latin America, specifically Brazil and Mexico, boosted the portfolio's returns.

                        Touchstone
                            II                    CDA/Wiesenberger
     Measurement       International               International
       Period             Equity         MSCI          Equity
    (Fiscal Year           Sub-          EAFE         Average-
      Covered)            Account       Index            VA
Feb-95                      10000       10000           10000
Mar-95                      10343       10623           10212
Jun-95                      10774       10701           10913
Sep-95                      11238       11147           11606
Dec-95                      11283       11598           11789
Mar-96                      11959       11933           12426
Jun-96                      12205       12122           13063
Sep-96                      12068       12107           13158
Dec-96                      12476       12300           13713
Mar-97                      12643       12107           13868
Jun-97                      14043       13687           15521
Sep-97                      14631       13600           16288
Dec-97                      14203       12544           15468

TOUCHSTONE II GROWTH & INCOME SUB-ACCOUNT

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone II Growth & Income Sub-Account's performance. Growth & Income stocks, as measured by the S&P 500 Index, rose 33.4% while the total return (net of fees and expenses) for the Touchstone II Growth & Income Sub-Account was 18.9%.

As the growth and income manager of the Touchstone II Growth & Income Portfolio II, Scudder Kemper Investments, Inc., focused exclusively on their relative dividend yield discipline. This strategy requires Scudder to concentrate on stocks that pay dividends, buy stocks when their yields are above the market yield, and sell them when they fall below. This discipline, which is successful in identifying when stocks are overvalued or undervalued, caused Scudder to modestly underweight the healthcare sector, but to focus exclusively on pharmaceutical stocks rather than the weaker performing HMO's or medical device companies. The strategy paid off, as the Fund's pharmaceutical stocks were exceptional performers, outperforming the sector and the broad market.

Electric and telephone utilities were also important contributors to the Fund's performance, as a "flight to quality" later in the year, aided further by declining interest rates and merger activity in the industry, led these stocks to outperform the market. The Fund is overweighted in both electrics and telephones. The largest sector exposure in the Fund is in financial stocks, representing about 23% of the portfolio. This overweight added value, as finance stocks were one of the stronger performing sectors of the market.

                       Touchstone              CDA/Wiesenberger
                           II                       Growth
                         Growth                       &
     Measurement           &                       Current
       Period            Income       S&P           Income
    (Fiscal Year          Sub-        500           Avg -
      Covered)          Account      Index            VA
Feb-95                    10000      10000           10000
Mar-95                    10252      10295           10249
Jun-95                    11008      11278           11017
Sep-95                    11839      12174           11845
Dec-95                    12534      12908           12386
Mar-96                    13407      13600           12996
Jun-96                    13705      14210           13423
Sep-96                    13866      14649           13853
Dec-96                    14291      15871           14856
Mar-97                    13696      16298           14914
Jun-97                    15231      19141           16913
Sep-97                    16566      20575           18210
Dec-97                    16996      21165           18411

TOUCHSTONE II BALANCED SUB-ACCOUNT

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone II Balanced Sub-Account's performance. Growth and value stocks, as measured by the S&P 500 Index, rose 33.4% and government and corporate bonds, as measured by the Lehman Brothers Aggregate Index rose 9.7% while the total return (net of fees and expenses) for the Touchstone II Balanced Sub-Account was 17.7%.

As the balanced fund manager of the Touchstone II Balanced Portfolio, OpCap Advisors employed a disciplined, bottom-up approach to stock selection which has not changed since their inception as manager of the Fund in April of 1997. Their investment horizon is long-term, with an average holding period of 3 to 4 years. An example of this long-term horizon is Shaw Industries, which has recently been implementing a retail strategy with excellent prospects for the long term, but which resulted in a $33 million fourth quarter charge against earnings for the closing of approximately 100 retail stores. Profitability should now increase, and the long-term strategy and financial prospects remain in place.

On the fixed income side of the portfolio, OpCap Advisors remained focused on issue selection, believing this to be the best way to consistently add value in the fixed income markets over time. The Fund was well diversified among sectors, issues and maturities and was comprised of high quality securities that offer superior total return prospects over a variety of market scenarios. Their holdings were in well structured securities that have particularly benefited during this annual period of declining interest rates. OpCap continued to favor long-term non-government debt such as commercial banking and public financing issues, believing that they offer superior return prospects.

                       Touchstone
     Measurement           II                         Lehman          CDA/Wiesenberger
       Period           Balanced      S&P            Brothers             Balanced
    (Fiscal Year          Sub-        500      Government/Corporate        Avg -
      Covered)          Account      Index            Index                  VA
Feb-95                    10000      10000             10000                10000
Mar-95                    10288      10295             10061                10161
Jun-95                    11279      11278             10674                10825
Sep-95                    11954      12174             10884                11383
Dec-95                    12018      12908             11348                11795
Mar-96                    12412      13600             11147                12026
Jun-96                    12545      14210             11210                12236
Sep-96                    12954      14649             11417                12503
Dec-96                    13922      15871             11760                13089
Mar-97                    13808      16296             11695                12005
Jun-97                    15170      19141             12125                14339
Sep-97                    16097      20575             12530                15274
Dec-97                    16382      21165             12895                15399

TOUCHSTONE II INCOME OPPORTUNITY
SUB-ACCOUNT

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone II Income Opportunity Sub-Account's performance. Corporate high yield bonds, as measured by the CDA/Wiesenberger Corporate High Yield Variable Annuity Average, rose 12.8%; international bonds, as measured by the CDA/Wiesenberger Global Income Variable Annuity Average rose 4.4% while corporate bonds in general, as measured by the Lehman Brothers Corporate Bond Index, rose 10.2%. Total return (net of fees and expenses) for the Touchstone II Income Opportunity Sub-Account was 11.3%.

As the manager of the Touchstone II Income Opportunity Portfolio, Alliance Capital Management continued to concentrate its portfolio strategy on investments in emerging market corporates, emerging market sovereign and U.S. corporate high yield debt. Alliance reports that during the second half of 1997, U.S. economic activity remained healthy but started to slow from its rapid pace. The Federal Reserve did not take any action regarding interest rates due to improving inflation fundamentals and a stronger dollar coupled with turmoil in Asian financial markets. Global economic growth suffered a setback in the fourth quarter due to sharply devalued currencies and falling equity markets in Southeast Asia and Hong Kong. The lack of clear and prompt responses to these crises led many investors to re-evaluate the risk premiums associated with emerging market debt. Many countries such as Brazil, Russia and Argentina faced increased scrutiny and their debt came under pressure.

The portfolio's investments in emerging market debt were diversified across Latin America, Southeast Asia and Eastern Europe with only two countries having an exposure of over 6%. Alliance chose to invest in Southeast Asia and emerging market corporates because they had been the best sources of yield in 1997. They continue to closely monitor their small position in Thailand and also their holdings in Indonesia, where they feel they own some of the stronger, more diversified credits. Due, however, to the increased uncertainty and volatility in emerging market debt, Alliance decided to increase the Fund's weighting in U.S. corporate high yield to 40%. This high yield market continued to be driven by new issuance and provided strong returns in the second half of the year. As emerging market prices improve, Alliance will selectively sell down their exposure there and continue to increase their U.S. high yield percentage.

                       Touchstone                                   CDA/Wiesenberger
                           II         Lehman     CDA/Wiesenberger      Corporate
     Measurement         Income      Brothers     International           High
       Period          Opportunity   Corporate         Bond              Yield
    (Fiscal Year          Sub-         Bond           Avg -              Avg -
      Covered)           Account       Index            VA                 VA
Feb-95                     10000       10000           10000              10000
Mar-95                      9785       10082           10161              10083
Jun-95                     11268       10832           10727              10595
Sep-95                     11958       11087           10908              10933
Dec-95                     12573       11635           11304              11277
Mar-96                     13264       11335           11214              11545
Jun-96                     14072       11386           11359              11770
Sep-96                     15151       11613           11712              12288
Dec-96                     15887       12017           12067              12667
Mar-97                     16217       11896           11855              12695
Jun-97                     17308       12387           12213              13382
Sep-97                     18124       12872           12523              14115
Dec-97                     17673       13247           12592              14288

TOUCHSTONE II BOND SUB-ACCOUNT

Over the course of the annual period ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone II Bond Sub-Account's performance. Corporate bonds, as measured by the Lehman Brothers Aggregate Index, rose 9.7% while the return of the CDA/Wiesenberger Corporate Bond (Investment Grade) Variable Annuity Average rose 8.0%. Total return (net of fees and expenses) for the Touchstone II Bond Sub-Account was 7.1%.

As the core fixed income manager of the Touchstone II Bond Portfolio, Fort Washington Investment Advisors continued to emphasize overweightings in high quality corporate bonds and underweightings in mortgage-backed securities. This strategy should provide above market returns at current interest rate levels if the mortgage sector continues to experience above average re-financing activity.

The last quarter of 1997, however, was one of tremendous dislocation and transition for the U.S. Bond market. The currency and economic instability in East Asia caused downgrades and large price deterioration in what were once high quality, bellwether credits in the marketplace. Bonds of issuers in Korea, Hong Kong, Malaysia and Thailand suffered serious price declines as investors worldwide sold their bonds. This unprecedented plunge in highly rated securities fueled a simultaneous flight to quality as investors repositioned their assets in U.S. Treasury bonds.

                                                CDA/Wiesenberger
     Measurement       Touchstone    Lehman        Corporate
       Period           II Bond     Brothers          Bond
    (Fiscal Year          Sub-      Aggregate        Avg -
      Covered)          Account       Index            VA
Feb-95                    10000       10000           10000
Mar-95                    10068       10061           10050
Jun-95                    10702       10674           10651
Sep-95                    10863       10884           10830
Dec-95                    11309       11348           11216
Mar-96                    11036       11147           11055
Jun-96                    11048       11210           11087
Sep-96                    11222       11417           11280
Dec-96                    11506       11760           11606
Mar-97                    11447       11695           11560
Jun-97                    11794       12125           11935
Sep-97                    12149       12530           12299
Dec-97                    12322       12895           12530

TOUCHSTONE II STANDBY INCOME SUB-ACCOUNT

Over the course of the annual period ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone II Standby Income Sub-Account's performance. Cash equivalents, as measured by the Merrill Lynch 91-Day Treasury, rose 5.3% while the return of the Donoghue Money Market Average rose by 5.1%. Total return (net of fees and expenses) for the Touchstone II Standby Income Sub-Account was 4.6%.

As the ultra-short fixed income manager of the Touchstone II Standby Income Portfolio, Ft. Washington Investment Advisors maintained its core investment strategy by maintaining a stable average maturity slightly longer than the 90-day Treasury bill. During the second half of 1997, Ft. Washington's portfolio was overweighted in commercial paper and underweighted in asset-backed securities and corporate bonds. This gave them liquidity as interest rates rose. When Ft. Washington believed that interest rates had stabilized, they reacted by buying longer maturity corporates and asset-backed securities. These types of securities had become cheap, on a relative basis, as other investors began to sell their positions in search of liquidity. Finally, as the Asian crisis started to unfold and spreads began to widen in the corporate bond market, asset-backed securities were in short supply and high demand. This sector selection strategy protected principal and keep the fund liquid.

                       Touchstone   Merrill
                           II        Lynch       IBC      CDA/Wiesenberger
     Measurement        Standby       91-      Donoghue        Money
       Period            Income       Day       Money          Market
    (Fiscal Year          Sub-      Treasury    Market          Avg -
      Covered)          Account      Index      Index            VA
Feb-95                    10000      10000      10000           10000
Mar-95                    10059      10046      10051           10038
Jun-95                    10135      10185      10202           10148
Sep-95                    10223      10321      10347           10253
Dec-95                    10365      10457      10499           10359
Mar-96                    10469      10586      10628           10456
Jun-96                    10582      10713      10765           10552
Sep-96                    10701      10842      10914           10652
Dec-96                    10820      10974      11056           10753
Mar-97                    10925      11107      11197           10852
Jun-97                    11049      11246      11350           10958
Sep-97                    11191      11387      11502           11064
Dec-97                    11315      11532      11646           11214

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
Statement of Net Assets
as of December 31, 1997
--------------------------------------------------------------------------------

                                                                 1997
                                                              ----------
ASSETS:
  Investments at current market value:
     Select Advisors Variable Insurance Trust
       Emerging Growth Portfolio (16,789 shares, cost
        $241,859)                                             $  258,550
       International Equity Portfolio (12,427 shares, cost
        $146,990)                                                149,242
       Balanced Portfolio (12,033 shares, cost $163,434)         168,344
       Income Opportunity Portfolio (93,037 shares, cost
        $1,070,044)                                            1,026,196
       Standby Income Portfolio (12,708 shares, cost
        $127,125)                                                127,083

     Select Advisors Portfolios
       Growth & Income Portfolio II (0.574316% beneficial
        interest, cost $245,237)                                 267,959
       Bond Portfolio II (0.349594% beneficial interest,
        cost $79,800)                                             86,322
                                                              ----------
          Total investments                                    2,083,696
                                                              ----------
          Total assets                                         2,083,696
                                                              ----------

LIABILITIES:
  Accounts payable to Western-Southern Life Assurance
     Company                                                          12
                                                              ----------
               Total net assets                               $2,083,684
                                                              ==========

NET ASSETS:
  Variable annuity contracts                                  $2,082,623
  Retained in the variable account by Western-Southern Life
     Assurance Company                                             1,061
                                                              ----------
               Total net assets                               $2,083,684
                                                              ==========

    The accompanying notes are an integral part of the financial statements.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
Statement of Operations and Changes in Net Assets
For the year ended December 31, 1997
--------------------------------------------------------------------------------

                                                     EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                                      GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME
                                         TOTAL      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                       ----------   -----------   -------------   -----------   -----------   -----------
INCOME:
    Dividends and capital gains        $   98,985    $ 13,867       $  7,984       $ 12,525     $   48,689    $    15,920
    Miscellaneous income (loss)             2,046         424            242            151            491            (21)
EXPENSES:
    Mortality and expense risk, and
      administrative charge                 8,013         946            799            789          1,297          2,346
                                       ----------    --------       --------       --------     ----------    -----------
  Net investment income (loss)             93,018      13,345          7,427         11,887         47,883         13,553
                                       ----------    --------       --------       --------     ----------    -----------
  Net change in unrealized
    appreciation (depreciation) on
    investments                           (16,192)     15,477           (131)         1,715        (45,887)           (43)
  Realized gain (loss) on investments      15,346       7,624          4,509          2,405          1,824         (1,016)
                                       ----------    --------       --------       --------     ----------    -----------
Net realized and unrealized gain
  (loss) on investments                      (846)     23,101          4,378          4,120        (44,063)        (1,059)
                                       ----------    --------       --------       --------     ----------    -----------
Net increase in net assets resulting
  from operations                          92,172      36,446         11,805         16,007          3,820         12,494
                                       ----------    --------       --------       --------     ----------    -----------
Contract owners activity:
  Payments received from contract       1,524,644      33,978         41,159         51,326         59,528      1,247,173
  Net transfers between subaccounts
    and/or fixed account                       --     144,764         47,420         48,835        909,558     (1,310,153)
  Withdrawals and surrenders              (68,116)     (9,166)        (7,648)        (2,812)        (3,655)       (36,193)
  Contract maintenance charge                (665)       (126)          (111)          (118)          (102)           (37)
                                       ----------    --------       --------       --------     ----------    -----------
  Net increase from contract activity   1,455,863     169,450         80,820         97,231        965,329        (99,210)
                                       ----------    --------       --------       --------     ----------    -----------
Net increase and decrease in net
  assets                                1,548,035     205,896         92,625        113,238        969,149        (86,716)
Net assets, at beginning of period        535,649      52,645         56,613         55,099         57,035        213,819
                                       ----------    --------       --------       --------     ----------    -----------
Net assets, at end of period           $2,083,684    $258,541       $149,238       $168,337     $1,026,184    $   127,103
                                       ==========    ========       ========       ========     ==========    ===========

                                        GROWTH &
                                        INCOME II      BOND II
                                       SUB-ACCOUNT   SUB-ACCOUNT
                                       -----------   -----------
INCOME:
    Dividends and capital gains         $ --           $--
    Miscellaneous income (loss)              719            40
EXPENSES:
    Mortality and expense risk, and
      administrative charge                1,413           423
                                        --------       -------
  Net investment income (loss)              (694)         (383)
                                        --------       -------
  Net change in unrealized
    appreciation (depreciation) on
    investments                            8,426         4,251
  Realized gain (loss) on investments     --            --
                                        --------       -------
Net realized and unrealized gain
  (loss) on investments                    8,426         4,251
                                        --------       -------
Net increase in net assets resulting
  from operations                          7,732         3,868
                                        --------       -------
Contract owners activity:
  Payments received from contract         58,171        33,309
  Net transfers between subaccounts
    and/or fixed account                 143,810        15,766
  Withdrawals and surrenders              (8,642)           --
  Contract maintenance charge               (140)          (31)
                                        --------       -------
  Net increase from contract activity    193,199        49,044
                                        --------       -------
Net increase and decrease in net
  assets                                 200,931        52,912
Net assets, at beginning of period        67,028        33,410
                                        --------       -------
Net assets, at end of period            $267,959       $86,322
                                        ========       =======

Statement of Operations and Changes in Net Assets
For the year ended December 31, 1996
--------------------------------------------------------------------------------

INCOME:
    Dividends and capital gains          $ 13,246     $ 1,359       $   360       $ 1,880       $ 5,974      $  3,673
    Miscellaneous income (loss)            (5,239)       (701)          360           456          (592)         (105)
EXPENSES:
    Mortality and expense risk, and
      administrative charge                 2,391         289           282           297           311           563
                                         --------     -------       -------       -------       -------      --------
  Net investment income (loss)              5,616         369           438         2,039         5,071         3,005
                                         --------     -------       -------       -------       -------      --------
  Net change in unrealized appreciation
    on investments                         21,352       1,955         2,044         3,971         1,155            10
  Realized gain (loss) on investments       3,881       1,042         1,102          (373)        2,141           (31)
                                         --------     -------       -------       -------       -------      --------
Net realized and unrealized gain (loss)
  on investments                           25,233       2,997         3,146         3,598         3,296           (21)
                                         --------     -------       -------       -------       -------      --------
Net increase in net assets resulting
  from operations                          30,849       3,366         3,584         5,637         8,367         2,984
                                         --------     -------       -------       -------       -------      --------
Contract owners activity:
  Payments received from contract
    owners                                439,270      11,499        14,417        24,407        19,051       332,926
  Net transfers between sub-accounts           --      14,538        14,601         3,807         3,913       (42,365)
  Withdrawals and surrenders              (91,285)       (291)         (303)           --            --       (90,691)
  Contract maintenance charge                (245)        (47)          (37)          (34)          (40)           (7)
                                         --------     -------       -------       -------       -------      --------
  Net increase from contract activity     347,740      25,699        28,678        28,180        22,924       199,863
                                         --------     -------       -------       -------       -------      --------
Net increase in net assets                378,589      29,065        32,262        33,817        31,291       202,847
Net assets, at beginning of period        157,060      23,580        24,351        21,282        25,744        10,972
                                         --------     -------       -------       -------       -------      --------
Net assets, at end of period             $535,649     $52,645       $56,613       $55,099       $57,035      $213,819
                                         ========     =======       =======       =======       =======      ========

INCOME:
    Dividends and capital gains            $    --       $    --
    Miscellaneous income (loss)             (4,332)         (325)
EXPENSES:
    Mortality and expense risk, and
      administrative charge                    435           214
                                           -------       -------
  Net investment income (loss)              (4,767)         (539)
                                           -------       -------
  Net change in unrealized appreciation
    on investments                          10,973         1,244
  Realized gain (loss) on investments           --            --
                                           -------       -------
Net realized and unrealized gain (loss)
  on investments                            10,973         1,244
                                           -------       -------
Net increase in net assets resulting
  from operations                            6,206           705
                                           -------       -------
Contract owners activity:
  Payments received from contract
    owners                                  22,670        14,300
  Net transfers between sub-accounts         5,337           169
  Withdrawals and surrenders                    --            --
  Contract maintenance charge                  (57)          (23)
                                           -------       -------
  Net increase from contract activity       27,950        14,446
                                           -------       -------
Net increase in net assets                  34,156        15,151
Net assets, at beginning of period          32,872        18,259
                                           -------       -------
Net assets, at end of period               $67,028       $33,410
                                           =======       =======

    The accompanying notes are an integral part of the financial statements.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
Notes to Financial Statements
--------------------------------------------------------------------------------
1.  ORGANIZATION

     Western-Southern Life Assurance Company Separate Account 2 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company ("Western & Southern"). The Account is a funding vehicle for individual variable annuity contracts and commenced operations on February 23, 1995.

     The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The Account has seven investment sub-accounts each of which invests in the corresponding portfolio (a "Portfolio") of Select Advisors Variable Insurance Trust or of Select Advisors Portfolios, each of which is an open-ended diversified management investment company. The sub-accounts' values fluctuate on a day to day basis depending on the investment performance of the Portfolio in which each sub-account is invested. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

     Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the annuity contracts.

3.  CONTRACT CHARGES

     Certain deductions for administrative and risk charges are deducted from the contract value, in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of .80% of the contract value.

     The Company also deducts an annual contract maintenance charge of $35 from the contract value on each contract anniversary and upon any full surrender.

4.  USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5.  TAXES

     The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
Notes to Financial Statements
--------------------------------------------------------------------------------

6.  PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares and beneficial interests of the portfolios purchased and proceeds from shares and beneficial interests of the portfolios sold by the corresponding sub-accounts for the period January 1, 1997 to December 31, 1997.

                                             PURCHASES       SALES
                                             ----------    ----------
Select Advisors Variable Insurance Trust
  Emerging Growth Portfolio                  $  216,020    $   33,218
  International Equity Portfolio                117,300        29,051
  Balanced Portfolio                            125,037        15,914
  Income Opportunity Portfolio                1,030,464        17,242
  Standby Income Portfolio                    2,347,595     2,433,278
Select Advisors Portfolios
  Growth & Income Portfolio II                1,232,373     1,039,867
  Bond Portfolio II                              55,659         6,997

7.  UNIT VALUES

     The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 1997 to December 31, 1997.

                                                                    TRANSFERS
                                BEGINNING     UNITS      UNITS     BETWEEN SUB-   ENDING     ENDING       ENDING
                                  UNIT      PURCHASED   REDEEMED     ACCOUNTS     UNITS    UNIT VALUE     VALUE
                                ---------   ---------   --------   ------------   ------   ----------   ----------
Emerging Growth Sub-account       4,066        2,198       (575)        9,369     15,058   17.169847       258,541
International Equity
  Sub-account                     4,538        2,994       (546)        3,521     10,507   14.203413       149,238
Balanced Sub-account              3,958        3,325       (193)        3,186     10,276   16.382306       168,337
Income Opportunity Sub-account    3,590        3,496       (220)       51,198     58,064   17.673231     1,026,184
Standby Income Sub-account       19,762      111,534     (3,210)     (116,853)    11,233   11.314893       127,103
Growth & Income Sub-account       4,690        3,720       (544)        7,900     15,766   16.995828       267,959
Bond Sub-account                  2,904        2,824         (3)        1,280      7,005   12.322051        86,322
                                                                                                        ----------
                                                                                                        $2,083,684
                                                                                                        ==========

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
Supplementary Information-Selected Per Unit Data and Ratios
--------------------------------------------------------------------------------

                                 EMERGING     INTERNATIONAL                   INCOME        STANDBY      GROWTH &
                                  GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME       INCOME II      BOND II
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   -------------   -----------   -----------   -----------   -----------   -----------
(SELECTED DATA FOR A SHARE OF
 ACCUMULATION UNIT OUTSTANDING
 THROUGH OUT EACH YEAR)
 FOR THE YEAR ENDED DECEMBER
 31, 1997
Per share data
 Investment income              $ 0.929048      $ 0.771640    $ 1.317477    $ 2.241559    $ 0.594041    $   --        $   --
 Expenses                         0.118607        0.107978      0.120752      0.136658      0.088130      0.122934      0.094423
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
 Investment income-net            0.810441        0.663662      1.196725      2.104901      0.505911     (0.122934)    (0.094423)
 Net realized and unrealizable
   gain (loss) on investments     3.411742        1.063784      1.263315     (0.318302)    (0.010926)     2.827415      0.910882
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
 Net increase (decrease) in
   net asset value                4.222183        1.727446      2.460040      1.786599      0.494985      2.704481      0.816459
   Beginning of year             12.947664       12.475967     13.922266     15.886632     10.819908     14.291347     11.505592
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
   End of year                  $17.169847      $14.203413    $16.382306    $17.673231    $11.314893    $16.995828    $12.322051
                                ==========      ==========    ==========    ==========    ==========    ==========    ==========
Ratios
 Ratio of operating expenses
   to average net assets (%)          0.61%           0.78%         0.71%         0.24%         1.38%         0.84%         0.71%
 Ratio of investment
   income-net to average net
   assets (%)                         8.58%           7.22%        10.64%         8.84%         7.95%        -0.41%        -0.64%

(SELECTED DATA FOR A SHARE OF
 ACCUMULATION UNIT OUTSTANDING
 THROUGH OUT EACH YEAR)
 FOR THE YEAR ENDED DECEMBER
 31, 1996
---------------------------------------------------------------------------------------------------------------------------------
Per share data
 Investment income              $ 0.337947      $ 0.084052    $ 0.569146    $ 1.977620    $ 0.550219    $   --        $   --
 Expenses                         0.098968        0.095651      0.101787      0.113609      0.084812      0.108541      0.089697
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
 Investment income-net            0.238979       (0.011599)     0.467359      1.864011      0.465407     (0.108541)    (0.089697)
 Net realized and unrealizable
   gain (loss) on investments     0.967583        1.204897      1.436884      1.449755     (0.010339)     1.865939      0.285772
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
 Net increase (decrease) in
   net asset value                1.206562        1.193298      1.904243      3.313766      0.455068      1.757398      0.196075
   Beginning of year             11.741102       11.282669     12.018023     12.572866     10.364840     12.533949     11.309517
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
   End of year                  $12.947664      $12.475967    $13.922266    $15.886632    $10.819908    $14.291347    $11.505592
                                ==========      ==========    ==========    ==========    ==========    ==========    ==========
Ratios
 Ratio of operating expenses
   to average net assets (%)          0.76%           0.70%         0.78%         0.75%         0.50%         0.87%         0.83%
 Ratio of investment
   income-net to average net
   assets (%)                         0.97%           1.08%         5.34%        12.25%         2.67%        (9.54)%       (2.09)%

   The above information has been prepared using daily weighted-average units outstanding.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Contractholders and Board of
Directors of Western-Southern Life
Assurance Company

     We have audited the accompanying statement of net assets of Western-Southern Life Assurance Company Separate Account 2 as of December 31, 1997, and the related statements of operations, changes in net assets and selected per unit data and ratios for the years ended December 31, 1997 and 1996. These financial statements and per unit data and ratios are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company Separate Account 2 as of December 31, 1997, the results of operations, the changes in its net assets and the selected per unit data and ratios for the years ended December 31, 1997 and 1996, in conformity with generally accepted accounting principles.

Cincinnati, Ohio
January 16, 1998

                     [LOGO]
                                        TOUCHSTONE
                     ------------------------------------------------
                               Touchstone Variable Annuity

                  --------------------------------------------------------------
                                 Select Advisors Variable
                                     Insurance Trust

                     -   Emerging Growth Portfolio
                     -   International Equity Portfolio
                     -   Balanced Portfolio
                     -   Income Opportunity Portfolio
                     -   Standby Income Portfolio

                                 ANNUAL REPORT
                               DECEMBER 31, 1997

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
COMMON STOCKS (88.3%)
         ADVERTISING (0.4%)
 8,800   Mastering*......................  $    80,300
                                           -----------
         AUTOMOTIVE (2.4%)
 4,800   Bandag, Class A.................      229,800
 8,900   Exide...........................      230,288
                                           -----------
                                               460,088
                                           -----------
         BANKING (4.2%)
 1,000   Bank United, Class A............       48,938
 9,600   Dime Bancorp....................      290,400
12,600   Golden State Bancorp*...........      470,925
                                           -----------
                                               810,263
                                           -----------
         BEVERAGES, FOOD & TOBACCO (3.3%)
 9,000   DiMon...........................      236,250
13,000   Ralcorp Holdings*...............      220,188
 4,000   Robert Mondavi, Class A*........      195,000
                                           -----------
                                               651,438
                                           -----------
         BUILDING MATERIALS (2.8%)
10,000   Calmat..........................      278,750
 7,100   Martin Marietta Materials.......      259,587
                                           -----------
                                               538,337
                                           -----------
         CHEMICALS (2.7%)
14,400   Calgon Carbon...................      154,800
 7,400   Standard Products...............      189,625
11,500   Vivid Technologies*.............      182,563
                                           -----------
                                               526,988
                                           -----------
         COMMERCIAL SERVICES (8.9%)
 6,000   Administaff*....................      155,250
 5,000   Advance Paradigm*...............      158,750
11,500   A. C. Nielson*..................      280,313
 9,000   Boron Lepore & Associates*......      247,500
13,500   Metromail*......................      241,313
 3,700   National Service Industries.....      183,381
 5,000   Stewart Enterprises.............      233,125
 6,200   Wallace Computer Services.......      241,025
                                           -----------
                                             1,740,657
                                           -----------
         COMMUNICATIONS (2.0%)
 6,700   Cable Design Technologies*......      260,463
 8,000   Geotel Communications Group*....      125,000
                                           -----------
                                               385,463
                                           -----------
         COMPUTERS & INFORMATION (6.5%)
 8,000   EMC*............................      219,500
12,200   Gerber Scientific...............      242,475
25,300   Intergraph*.....................      253,000
 5,500   Saville Systems, ADR*...........      228,250
18,500   Scitex*.........................      223,156
 2,500   Sterling Commerce*..............       96,094
                                           -----------
                                             1,262,475
                                           -----------
         COMPUTER SOFTWARE & PROCESSING
           (9.7%)
 5,000   Cambridge Technology
           Partners*.....................      208,125
 3,000   CBT Group*......................      246,375
 7,500   Devry*..........................      239,063
 5,000   HNC Software*...................      215,000
 5,000   Keane*..........................      203,125
 4,100   Policy Management System*.......      285,206

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         COMPUTER SOFTWARE &
           PROCESSING--CONTINUED
20,000   PSW Technologies*...............  $   290,000
 5,000   Wind River Systems*.............      198,438
                                           -----------
                                             1,885,332
                                           -----------
         ELECTRONICS (3.6%)
 3,900   Commscope*......................       52,406
12,600   Magnetek*.......................      245,700
 2,310   Sanmina*........................      156,503
 8,000   Sipex Corporation*..............      242,000
                                           -----------
                                               696,609
                                           -----------
         ENTERTAINMENT & LEISURE (0.4%)
 2,000   Cinar Films, Class B*...........       77,750
                                           -----------
         FINANCIAL SERVICES (5.1%)
 5,375   First Security..................      225,078
10,300   Life USA Holdings*..............      173,813
 5,600   Meditrust.......................      205,100
 2,600   Seacor Smit*....................      156,650
13,500   T&W Financial*..................      224,438
                                           -----------
                                               985,079
                                           -----------
         HEALTH CARE PROVIDERS (0.6%)
12,000   Dianon Systems*.................      112,500
                                           -----------
         HEAVY INDUSTRY (2.9%)
13,000   Comfort Systems USA*............      256,750
 8,059   Flowserve.......................      225,148
 5,200   Global Industrial
           Technologies*.................       88,075
                                           -----------
                                               569,973
                                           -----------
         HOME CONSTRUCTION, FURNISHINGS &
           APPLIANCES (2.2%)
 4,200   Herman Miller...................      229,163
 4,600   LA-Z-Boy Chair..................      198,375
                                           -----------
                                               427,538
                                           -----------
         INDUSTRIAL (3.3%)
 8,000   CN Bioscience*..................      200,000
 6,000   General Cable...................      217,125
 5,600   Wesley Jessen Visioncare*.......      218,400
                                           -----------
                                               635,525
                                           -----------
         INSURANCE (1.2%)
 2,800   HSB Group.......................      154,525
 6,100   Willis Coroon Group, ADR........       75,106
                                           -----------
                                               229,631
                                           -----------
         MEDIA--BROADCASTING & PUBLISHING
           (4.4%)
 5,000   American Radio Systems*.........      266,563
 2,300   Central Newspapers, Class A.....      170,056
17,600   Hollinger International.........      246,400
 5,600   Lee Enterprises.................      165,550
                                           -----------
                                               848,569
                                           -----------
         MEDICAL (0.9%)
10,000   Atria Communities*..............      171,250
                                           -----------
         MEDICAL SUPPLIES (2.0%)
 7,500   EG&G............................      156,094
14,400   Elsag Bailey*...................      237,600
                                           -----------
                                               393,694
                                           -----------
         METALS (0.9%)
 4,100   Harsco..........................      176,813
                                           -----------

    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         OIL & GAS (4.0%)
 6,500   Equitable Resources.............  $   229,938
24,000   Grey Wolf*......................      129,000
 7,200   Nabors Industries*..............      226,350
 5,000   Natural Gas Clearinghouse.......       87,500
 7,000   Quaker State....................       99,750
                                           -----------
                                               772,538
                                           -----------
         PHARMACEUTICALS (2.1%)
 7,700   Chirex*.........................      135,713
14,000   Digene*.........................      120,750
20,000   Sequus Pharmaceuticals*.........      148,750
                                           -----------
                                               405,213
                                           -----------
         REAL ESTATE (1.4%)
 6,000   CCA Prison Realty Trust.........      267,750
                                           -----------
         RETAILERS (2.4%)
34,000   Charming Shoppes................      159,375
 6,800   Stanhome........................      174,675
 6,300   Zale............................      144,900
                                           -----------
                                               478,950
                                           -----------
         TELEPHONE SYSTEMS (0.6%)
 5,000   Startec Global Communication*...      111,875
                                           -----------
         TEXTILES, CLOTHING & FABRICS
           (1.9%)
 7,000   Albany International............      161,000
18,200   Stride Rite.....................      218,400
                                           -----------
                                               379,400
                                           -----------

                                              VALUE
SHARES                                      (NOTE 1)
------                                     -----------
         TRANSPORTATION (5.5%)
 6,400   Alexander & Baldwin.............  $   174,800
15,200   Fritz Companies*................      211,850
10,400   JB Hunt Transportation
           Services......................      195,000
 8,500   Knightsbridge Tankers...........      240,656
 9,700   Newport News Shipbuilding.......      246,744
                                           -----------
                                             1,069,050
                                           -----------
TOTAL COMMON STOCKS (COST $14,331,373)...
                                            17,151,048
                                           -----------
TOTAL INVESTMENTS AT VALUE (88.3%)
(COST $14,331,373) (a)...................   17,151,048
CASH AND OTHER ASSETS
NET OF LIABILITIES (11.7%)...............    2,265,902
                                           -----------
NET ASSETS (100.0%)......................  $19,416,950
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $14,331,750, resulting in gross unrealized appreciation and depreciation of $3,081,914 and $262,616, respectively, and net unrealized appreciation of $2,819,298.
ADR - American Depositary Receipt

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                               VALUE
  SHARES                                     (NOTE 1)
----------                                 -----------
COMMON STOCKS (91.7%)
             AUSTRALIA (0.5%)
         1   Broken Hill Proprietary.....  $         9
     1,900   Erste Banks*................       94,688
                                           -----------
                                                94,697
                                           -----------
             BRAZIL (1.7%)
     2,700   Centrais Electricas
               Brasileiras, ADR..........       68,950
     3,900   Cia Paranaense Energy,
               ADR.......................       53,381
     8,200   Cia Vale Do Rio Doce........      164,952
       400   Telecomunicacoes
               Brasileiras, ADR..........       46,575
                                           -----------
                                               333,858
                                           -----------
             CANADA (3.2%)
     1,695   BCE.........................       56,751
     4,693   Canadian Imperial Bank......      146,128
       600   Newbridge Network*..........       21,096
       300   Northern Telecom............       26,743
     4,650   Petro-Canada................       85,409
     2,771   Royal Bank of Canada........      146,863
     2,900   Suncor......................       99,430
     1,410   Talisman Energy*............       41,931
                                           -----------
                                               624,351
                                           -----------

                                             VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
             CHILE (1.0%)
     2,195   Chilgener...................  $    56,066
     4,495   Compania De
               Telecomunicaciones........      134,288
                                           -----------
                                               190,354
                                           -----------
             DENMARK (0.8%)
       393   Den Danske Bank.............       52,386
     6,755   Sas Danmark.................       98,623
                                           -----------
                                               151,009
                                           -----------
             FINLAND (0.7%)
     3,918   Pohjola Insurance, Class
               B.........................      145,295
                                           -----------
             FRANCE (12.7%)
       674   Accor.......................      125,356
     2,529   Alcatel Alsthom.............      321,563
     3,044   AXA.........................      235,617
     2,811   Banque National De Paris....      149,462
     2,547   Cap Gemini..................      208,916
     3,445   Credit Commercial De
               France....................      236,194
     5,203   France Telecom*.............      188,783
     3,423   Lagardere Groupe............      113,218

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                              VALUE
  SHARES                                     (NOTE 1)
----------                                 -----------
             FRANCE--CONTINUED
     4,632   Renault*....................  $   130,341
     7,019   Rhone Poulenc...............      314,522
     1,562   Societe National
               Elf-Aquitaine.............      181,734
     1,541   Suez Lyonnaise Des Eaux-
               Dumex.....................      170,582
     1,286   Total S.A., Series B........      140,003
                                           -----------
                                             2,516,291
                                           -----------
             GERMANY (4.2%)
     3,128   Bayerische Vereinsbank......      204,764
       510   Mannesmann..................      257,836
     3,660   Rhein-Westfael
               Elektricitaet.............      196,435
     1,693   Schering....................      163,368
                                           -----------
                                               822,403
                                           -----------
             GREAT BRITAIN (28.2%)
     3,300   Airtours....................       67,238
    10,300   Allied Irish Banks..........       98,282
    15,071   Amvesco.....................      128,963
    71,109   Avis Europe.................      203,306
    20,731   Boots.......................      298,572
     9,794   British Aerospace...........      279,214
    39,132   British Gas.................      176,182
    16,773   British Petroleum...........      222,000
    14,400   Compass Group...............      177,224
    17,700   CRH.........................      205,331
     3,940   GKN.........................       80,731
    11,394   Glaxo Wellcome..............      271,747
    18,928   Great Universal Stores......      238,549
    13,530   JJB Sports..................      146,063
    19,879   Lloyds TSB Group............      258,720
     7,264   Mercury Assets Management...      202,939
    12,124   National Westminster........      202,801
    17,817   Next........................      203,457
    15,614   Railtrack Group.............      248,095
    31,163   Royal & Sun Alliance
               Insurance Group...........      313,890
    26,004   Sainsbury(J)................      217,488
    32,453   Shell Transport & Trading...      227,698
     3,871   Siebe.......................       76,010
    24,324   Tesco.......................      197,842
    24,192   Unilever....................      208,176
     5,700   Virgin Express Holdings,
               ADR*......................      118,275
    40,194   Vodafone Group..............      289,937
    44,887   WPP Group...................      197,666
                                           -----------
                                             5,556,396
                                           -----------
             IRELAND (1.2%)
    15,150   Bank Of Ireland.............      232,507
                                           -----------
             ISRAEL (0.7%)
     3,470   ECI Telecommunications......       88,485
       220   Geotek Communications.......          337
     1,050   Teva Pharmaceutical
               Industries, ADR...........       49,678
                                           -----------
                                               138,500
                                           -----------
             ITALY (5.8%)
     9,275   Assicurazione Generali......      228,365
    90,762   Credito Italiano............      280,910
   192,863   Montedison..................      173,009

                                              VALUE
  SHARES                                     (NOTE 1)
----------                                 -----------
             ITALY--CONTINUED
    30,221   Stet RISP...................  $   132,866
    47,082   Telecom Italia Mobile.......      217,355
    18,840   Telecom Italia..............      120,585
                                           -----------
                                             1,153,090
                                           -----------
             JAPAN (8.4%)
       900   Acom........................       49,627
     1,700   Aoyama Trading..............       28,773
     4,000   Bank of Tokyo...............       55,141
     4,000   Bridgestone.................       86,693
     3,000   Canon.......................       69,845
     7,000   Fujitsu.....................       75,053
     2,000   Fuji........................       76,584
     2,000   Honda Motor.................       73,368
         4   Japan Tobacco...............       28,367
     4,000   Kao.........................       57,591
     1,100   Konami Company..............       27,042
     6,000   Minebea.....................       64,331
     4,000   Mitsubishi Estate...........       43,500
     5,000   Mitsubishi Trust............       50,163
       500   Nintendo....................       49,397
     4,000   Nippon Comsys...............       49,320
        16   Nippon Telegraph and
               Telephone.................       68,620
       190   Nippon Television Network...       55,730
     2,000   Nomura Securities...........       26,651
       810   Promise Company.............       44,912
     1,000   Rohm Company................      101,857
     1,000   Sankyo......................       22,592
     6,000   Sekisui House...............       38,553
       900   Sony........................       79,954
     1,000   TDK.........................       75,359
     3,000   Terumo......................       44,113
     2,800   Tokyo Elec Power............       51,036
     4,000   Toyota Motor................      114,570
     2,000   Yamanouchi Pharmaceutical...       42,887
                                           -----------
                                             1,651,629
                                           -----------
             MEXICO (3.2%)
    17,108   Cemex, Class B*.............       90,940
    28,895   Fomento Economico
               Mexicano..................      232,363
    39,085   Kimberly-Clark Mexico,
               Series A..................      185,001
     2,200   Telefonos De Mexico.........      123,338
                                           -----------
                                               631,642
                                           -----------
             NETHERLANDS (4.1%)
     1,038   Ahrend......................       32,628
     2,226   Benckiser*..................       92,160
     5,717   Ing Groep...................      240,924
     3,893   Koninklijke PTT Nederland
               NV........................      162,521
     1,792   Philips Electronics.........      107,529
     6,070   Verenigde Nederlandse.......      171,332
                                           -----------
                                               807,094
                                           -----------
             NORWAY (0.1%)
     1,961   Sas Norge, Class B..........       27,358
                                           -----------
             PORTUGAL (0.5%)
     1,300   Portugal Telecom, ADR.......       61,100
       800   Portugal Telecom............       37,120
                                           -----------
                                                98,220
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
             RUSSIA (0.8%)
       550   AO Tatneft..................  $    78,161
     7,000   JSC Surgutneftegaz..........       71,548
                                           -----------
                                               149,709
                                           -----------
             SOUTH AFRICA (0.0%)
         1   South African Breweries,
               ADR.......................           25
                                           -----------
             SPAIN (1.4%)
     3,103   Banco Popular Espanola......      216,915
     1,370   Sol Melia...................       54,854
                                           -----------
                                               271,769
                                           -----------
             SWEDEN (3.3%)
     1,658   Electrolux..................      115,104
    26,883   Nordbanken Holding*.........      152,082
     2,941   Skandia Forsakrings.........      138,772
    10,403   Sparbanken Sverige..........      236,587
                                           -----------
                                               642,545
                                           -----------
             SWITZERLAND (8.4%)
        30   Julius Baer Holdings........       55,595
        61   Kuoni Reisen Holdings.......      228,382
       124   Liechtenstein Global
               Trust.....................       76,739
       239   Novartis....................      388,813
       276   Rentenenstalt...............      216,482
        30   Roche Holding...............      148,784
       109   Sairgroup*..................      149,075
       544   Schweizerische
               Bankverein*...............      168,890
        78   Swiss Reinsurance...........      145,722
        60   Union Bank of Switzerland...       86,655
                                           -----------
                                             1,665,137
                                           -----------

                                             VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
             UNITED STATES (0.4%)
     2,300   Lukoil Holdings.............  $    71,390
                                           -----------
             VENEZUELA (0.4%)
     2,200   Cia Anonima Telef De
               Venezuela.................       91,575
                                           -----------
TOTAL COMMON STOCKS (COST $16,740,223)...
                                            18,066,844
                                           -----------
PREFERRED STOCKS (2.8%)
             GERMANY (2.8%)
     4,155   Henkel......................      262,287
       872   Sap AG Vorzug...............      285,413
                                           -----------
TOTAL PREFERRED STOCKS (COST $458,852)...
                                               547,700
                                           -----------
TOTAL INVESTMENTS AT VALUE (94.5%) (COST
$17,199,075) (a).........................   18,614,544
CASH AND OTHER ASSETS NET OF LIABILITIES
(5.5%)...................................    1,088,187
                                           -----------
NET ASSETS (100.0%)......................  $19,702,731
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $17,343,781, resulting in gross unrealized appreciation and depreciation of $1,737,547 and $466,784, respectively, and net unrealized appreciation of $1,270,763.
ADR - American Depositary Receipt
RISP - Risparmio (Italian "Savings Shares")

--------------------------------------------------------------------------------
BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                              VALUE
  SHARES                                     (NOTE 1)
----------                                 -----------
COMMON STOCKS (57.4%)
             ADVERTISING (1.6%)
     8,000   WPP Group...................  $   361,000
                                           -----------
             AEROSPACE & DEFENSE (3.1%)
     6,100   Boeing......................      298,519
     3,900   Lockheed Martin.............      384,150
                                           -----------
                                               682,669
                                           -----------
             AIRLINES (1.6%)
     2,800   AMR*........................      359,800
                                           -----------
             BANKING (3.0%)
     2,900   Citicorp....................      366,669
       900   Wells Fargo.................      305,494
                                           -----------
                                               672,163
                                           -----------
             BEVERAGES, FOOD & TOBACCO
               (2.6%)
     6,500   Diageo......................      246,188
     6,800   McDonald's..................      324,700
                                           -----------
                                               570,888
                                           -----------
             CHEMICALS (2.4%)
    13,000   Monsanto....................      546,000
                                           -----------

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
             COMPUTERS & INFORMATION
               (1.2%)
     9,400   EMC*........................  $   257,913
                                           -----------
             ELECTRONICS (9.0%)
     8,900   Adaptec*....................      330,413
     3,800   Avnet.......................      250,800
    20,133   Commscope*..................      270,537
    20,600   Nextlevel Systems*..........      368,225
     6,600   Solectron*..................      274,313
    12,900   Ucar International*.........      515,194
                                           -----------
                                             2,009,482
                                           -----------
             ENTERTAINMENT & LEISURE
               (3.2%)
     9,400   Polaroid....................      457,663
     4,000   Time Warner.................      248,000
                                           -----------
                                               705,663
                                           -----------
             FINANCIAL SERVICES (10.7%)
    14,400   Countrywide Credit..........      617,400
     3,600   Federal National Mortgage
               Association...............      205,425
     8,000   Renaissancere Holdings......      353,000
    18,900   Sabre Group Holding*........      545,738

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                              VALUE
  SHARES                                     (NOTE 1)
----------                                 -----------
             FINANCIAL
               SERVICES--CONTINUED
     9,200   Security Capital Group,
               Class B*..................  $   299,000
    15,300   Security Capital Industrial
               Trust.....................      380,588
                                           -----------
                                             2,401,151
                                           -----------
             HEALTH CARE PROVIDERS (1.8%)
    11,800   Tenet Healthcare*...........      390,875
                                           -----------
             HEAVY INDUSTRY (3.4%)
     4,900   Caterpillar.................      237,956
    15,100   Lucasvarity.................      526,613
                                           -----------
                                               764,569
                                           -----------
             INDUSTRIAL (1.6%)
     4,700   Armstrong World
               Industries................      351,325
                                           -----------
             LODGING (1.1%)
    16,800   Homestead Village
               Property*.................      253,050
                                           -----------
             METALS (1.1%)
     9,300   Allegheny Teledyne..........      240,630
                                           -----------
             OIL & GAS (2.3%)
     8,500   Anadarko Petroleum..........      515,844
                                           -----------
             REAL ESTATE (1.5%)
     9,900   Oakwood Homes...............      328,556
                                           -----------
             TELEPHONE SYSTEMS (2.3%)
     8,700   Sprint......................      510,038
                                           -----------
             TEXTILES, CLOTHING & FABRICS
               (2.9%)
    34,200   Shaw Industries.............      397,575
     6,000   Unifi.......................      244,125
                                           -----------
                                               641,700
                                           -----------
             TRANSPORTATION (1.0%)
     8,300   Canadian Pacific............      226,175
                                           -----------
TOTAL COMMON STOCKS (COST $11,736,957)...
                                            12,789,491
                                           -----------
PRINCIPAL
  AMOUNT
----------
CORPORATE BONDS (12.4%)
             BANKING (3.3%)
$  100,000   Bankers Trust-NY, 7.125%,
               03/15/06..................      102,880
   250,000   BB&T, 7.25%, 06/15/07.......      263,025
   250,000   Chase Manhattan, 7.25%,
               06/01/07..................      262,096
   806,615   Nykredit, 6.00%, 10/01/26...      114,797
                                           -----------
                                               742,798
                                           -----------
             BEVERAGES, FOOD & TOBACCO
               (0.7%)
   160,000   Coca-Cola Femsa, 8.95%,
               11/01/06..................      166,888
                                           -----------
             CHEMICALS (0.5%)
   100,000   Belo, 6.875%, 06/01/02......      101,704
                                           -----------
             ELECTRIC UTILITIES (1.0%)
   215,000   Financiera Energy, 9.375%,
               06/15/06..................      216,679
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                     (NOTE 1)
----------                                 -----------
CORPORATE BONDS--CONTINUED
             FINANCIAL SERVICES (3.4%)
$   20,000   Access Financial, 7.10%,
               05/15/21..................  $    20,425
   250,000   Bonos Del Tesoro, 8.75%,
               05/09/02..................      236,405
    40,000   G.E. Capital Management
               Service, 6.50%,
               11/25/23..................       36,903
    44,500   G.E. Capital Management
               Service, 6.50%,
               03/25/24..................       43,065
   300,000   New Brunswick, 7.125%,
               10/01/02..................      312,396
   120,000   Paine Webber Group, 7.00%,
               03/01/00..................      121,613
                                           -----------
                                               770,807
                                           -----------
             METALS (1.4%)
   300,000   AK Steel, 9.125%,
               12/15/06..................      307,500
                                           -----------
             OIL & GAS (0.7%)
   150,000   Petroleos Mexicanos, 8.85%,
               09/15/07..................      148,500
                                           -----------
             RETAILERS (1.4%)
   300,000   Rite Aid, 7.125%,
               01/15/07..................      311,722
                                           -----------
TOTAL CORPORATE BONDS (COST
$2,749,445)..............................    2,766,598
                                           -----------
MORTGAGE BACKED SECURITIES (0.7%)
    35,000   Federal National Mortgage
               Association, 6.15%,
               10/25/07..................       34,984
     9,359   Federal National Mortgage
               Association, 5.00%,
               10/25/03..................        9,317
    40,000   Merrill Lynch Mortgage
               Investment, 7.09%,
               12/26/25..................       40,800
     2,566   Merrill Lynch Mortgage
               Investment, 9.70%,
               07/15/10..................        2,613
    23,825   Merrill Lynch Mortgage
               Investment, 7.65%,
               01/15/12..................       24,370
    50,000   Prudential Home Mortgage
               Securities, 6.25%,
               04/25/24..................       45,950
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$154,006)................................      158,034
                                           -----------
MUNICIPAL BONDS (1.4%)
    40,000   Baltimore Community
               Development Financing,
               8.20%, 08/15/07...........       44,000
    15,000   Colorado Housing Finance
               Authority, 8.00%,
               08/01/02 .................       15,009
    20,000   Michigan State Job
               Development Authority,
               7.10%, 05/01/98...........       20,076
    65,000   New York City, New York,
               General Obligation, 0.00%,
               11/15/14..................       53,056

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
MUNICIPAL BONDS--CONTINUED
$   10,000   New York City, New York,
               General Obligation, 9.75%,
               08/15/12..................  $    10,825
    40,000   New York State Housing
               Finance Agency Service,
               7.50%, 09/15/03...........       41,050
    50,000   Ohio Housing Financial
               Agency, 7.90%, 10/01/14...       53,188
    30,000   Oklahoma City Airport,
               9.40%, 11/01/10...........       33,713
    40,000   Oregon State General
               Obligation, 6.90%,
               01/01/00..................       40,267
                                           -----------
TOTAL MUNICIPAL BONDS (COST $293,618)....
                                               311,184
                                           -----------
SOVEREIGN GOVERNMENT OBLIGATIONS (2.1%)
             AUSTRALIA (1.2%)
   390,000   Treasury Corp of Victoria,
               7.50%, 08/15/08...........      272,358
                                           -----------
             UNITED KINGDOM (0.9%)
   105,000   UK Treasury, 8.00%,
               12/07/15..................      204,459
                                           -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $494,167)..........................      476,817
                                           -----------
U.S. TREASURY OBLIGATIONS (20.2%)
   575,000   US Treasury Bond, 6.75%,
               08/15/26..................      633,213
   175,000   US Treasury Bond, 7.25%,
               08/15/22..................      202,125
   840,000   US Treasury Note, 7.25%,
               08/15/04..................      907,939
   700,000   US Treasury Note, 5.75%,
               08/15/03..................      700,161

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
U.S. TREASURY OBLIGATIONS--CONTINUED
   605,000   US Treasury Note, 6.25%,
               04/30/01..................  $   614,347
   300,000   US Treasury Note, 7.00%,
               07/15/06..................      323,906
   765,000   US Treasury Note, 6.125%,
               08/31/98..................      767,547
   345,000   US Treasury Note, 5.75%,
               10/31/00..................      345,321
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
$4,385,300)..............................    4,494,559
                                           -----------

  UNITS
----------
WARRANTS (0.0%)
             FINANCIAL SERVICES (0.0%)
     1,056   Security Capital Group,
               0.00%.....................        5,544
                                           -----------
TOTAL INVESTMENTS AT VALUE (94.2%) (COST
$19,813,493)(a)..........................   21,002,227
CASH AND OTHER ASSETS NET OF LIABILITIES
(5.8%)...................................    1,284,840
                                           -----------
NET ASSETS (100.0%)......................  $22,287,067
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $19,813,493, resulting in gross unrealized appreciation and depreciation of $1,434,330 and $245,596, respectively, and net unrealized appreciation of $1,188,734.

--------------------------------------------------------------------------------
INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
CORPORATE BONDS (41.0%)
             BEVERAGES, FOOD & TOBACCO
               (1.5%)
$  400,000   Specialty Foods, 11.125%,
               10/01/02..................  $   405,000
                                           -----------
             CASINOS (1.1%)
   300,000   Trump Atlantic City, 11.25%,
               05/01/06..................      292,500
                                           -----------
             CHEMICALS (4.9%)
   300,000   Climachem, 10.75%,
               12/01/07..................      309,000
   500,000   Panoceanic Bulk, 12.00%,
               12/15/07..................      492,500
   500,000   Perry-Judd, 10.625%,
               12/15/07..................      520,000
                                           -----------
                                             1,321,500
                                           -----------
             COMMERCIAL SERVICES (1.2%)
   300,000   RCN, 10.00%, 10/15/07.......      311,250
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             COMPUTER SOFTWARE &
               PROCESSING (1.1%)
$  300,000   Details, 10.00%, 11/15/05...  $   306,750
                                           -----------
             ELECTRONICS (1.2%)
   300,000   High Voltage Engineering,
               10.50%, 08/15/04..........      311,250
                                           -----------
             ENTERTAINMENT & LEISURE
               (3.1%)
   880,000   Pen-Tab Industries, 10.875%,
               02/01/07..................      844,800
                                           -----------
             FOOD RETAILERS (3.4%)
   500,000   Pantry, 10.25%, 10/15/07....      510,000
   400,000   Richmont Marketing Special,
               10.125%, 12/15/07.........      405,000
                                           -----------
                                               915,000
                                           -----------
             FOREST PRODUCTS & PAPER
               (0.9%)
   250,000   Riverwood International,
               10.625%, 08/01/07.........      253,750
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             HEAVY INDUSTRY (2.0%)
$  300,000   Advanced Accesory Systems,
               9.75%, 10/01/07...........  $   294,750
   250,000   United Auto Group, 11.00%,
               07/15/07..................      246,250
                                           -----------
                                               541,000
                                           -----------
             HOME CONSTRUCTION,
               FURNISHINGS & APPLIANCES
               (1.5%)
   400,000   Sealy Mattress, 9.875%,
               12/15/07..................      410,000
                                           -----------
             INDUSTRIAL (6.9%)
   300,000   Iowa Select Farms, 10.75%,
               12/01/05..................      307,875
   300,000   Tuesday Morning, 11.00%,
               12/15/07..................      301,500
   500,000   Viasystems, 9.75%,
               06/01/07..................      516,875
   400,000   Walbro, 10.125%, 12/15/07...      410,000
   300,000   Werner Holdings, 10.00%,
               11/15/07..................      307,500
                                           -----------
                                             1,843,750
                                           -----------
             MEDIA--BROADCASTING &
               PUBLISHING (1.7%)
   400,000   Frontiervision, 11.00%,
               10/15/06..................      444,000
                                           -----------
             OIL & GAS (3.1%)
   500,000   Elgin National Industries,
               11.00%, 11/01/07..........      518,750
   300,000   Panaco, 10.625%, 10/01/04...      303,000
                                           -----------
                                               821,750
                                           -----------
             RETAILERS (1.9%)
   500,000   Big 5, 10.875%, 11/15/07....      497,500
                                           -----------
             TELEPHONE SYSTEMS (5.5%)
   350,000   Hyperion Telecom, 12.25%,
               09/01/04..................      386,750
   300,000   Iridium LLC/Capital, 14.00%,
               07/15/05..................      325,500
   400,000   Orion Network, 11.25%,
               01/15/07..................      454,000
   300,000   Primus Telecommunications,
               11.75%, 08/01/04..........      322,500
                                           -----------
                                             1,488,750
                                           -----------
TOTAL CORPORATE BONDS
(COST $10,737,381).......................   11,008,550
                                           -----------
EUROBONDS (19.3%)
             BRAZIL (2.0%)
   600,000   Paging Network De Brazil,
               13.50%, 06/06/05..........      546,000
                                           -----------
             DOMINICAN REPUBLIC (1.1%)
   300,000   Tricom, 11.375%, 09/01/04...      291,750
                                           -----------
             ECUADOR (3.0%)
   400,000   Conecel Holdings, 14.00%,
               10/01/00..................      400,000
   400,000   Conecel, 14.00%, 05/01/02...      404,000
                                           -----------
                                               804,000
                                           -----------
             GREAT BRITAIN (1.1%)
   300,000   Dialog, 11.00%, 11/15/07....      311,250
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             HONG KONG (1.9%)
$  600,000   GS Superhighway Holdings,
               10.25%, 08/15/07..........  $   522,000
                                           -----------
             INDIA (1.0%)
   500,000   Nippon Denro Ispat, 3.00%,
               04/01/01..................      270,000
                                           -----------
             NETHERLANDS (6.9%)
   500,000   DGS International Finance,
               10.00%, 06/01/07..........      425,000
   750,000   Indah Kiat Fin Mauritius,
               10.00%, 07/01/07..........      630,000
   500,000   Netia Holdings, 10.25%,
               11/01/07..................      477,500
   500,000   PTC International Finance
               (Zero Coupon until
               07/01/02, 10.75%
               thereafter)(c), 0.00%,
               07/01/07..................      325,000
                                           -----------
                                             1,857,500
                                           -----------
             PANAMA (1.6%)
   500,000   CSN Iron, 9.125%, 06/01/07..      423,390
                                           -----------
             THAILAND (0.7%)
 1,750,000   NTS Steel Group Public,
               4.00%, 12/16/08...........      175,000
                                           -----------
                          TOTAL EUROBONDS
(COST $5,991,536)........................    5,200,890
                                           -----------
SOVEREIGN GOVERNMENT OBLIGATIONS (14.0%)
             ARGENTINA (2.2%)
   672,000   Argentina, 6.688%,
               03/31/05..................      601,440
                                           -----------
             NIGERIA (0.7%)
   250,000   Central Bank of Nigeria,
               6.25%, 11/15/20...........      173,450
                                           -----------
             RUSSIA (5.2%)
 2,250,000   Russia-Principal Loan(b),
               6.719%, 12/15/20..........    1,392,300
                                           -----------
             TURKEY (1.9%)
   500,000   Republic of Turkey, 10.00%,
               09/19/07..................      503,100
                                           -----------
             VENEZUELA (4.0%)
   714,286   Republic of Venezuela, DCB,
               6.81%, 12/18/07...........      640,143
   500,500   Republic of Venezuela,
               9.25%, 09/15/27...........      449,449
                                           -----------
                                             1,089,592
                                           -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $3,550,655)........................    3,759,882
                                           -----------
                                  YANKEE BONDS (10.0%)
             BRAZIL (2.9%)
   500,000   Tevecap, 12.625%,
               11/26/04..................      458,750
   350,000   TV Filme, 12.878%,
               12/15/04..................      327,208
                                           -----------
                                               785,958
                                           -----------
             INDONESIA (1.4%)
   500,000   FSW International, 12.50%,
               11/01/06..................      380,000
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             MEXICO (5.7%)
$  700,000   Grupo Televisa (Zero Coupon
               until 05/15/01, 13.25%
               thereafter)(c), 0.00%,
               05/15/08..................  $   524,159
   500,000   Innova S. de R.L, 12.875%,
               04/01/07..................      505,000
   500,000   Transport Maritma, 10.00%,
               11/15/06..................      500,625
                                           -----------
                                             1,529,784
                                           -----------
TOTAL YANKEE BONDS
(COST $2,845,862)........................    2,695,742
                                           -----------
BRADY BONDS (9.6%)
             BULGARIA (3.2%)
   550,000   Government of Bulgaria,
               IAB(d), 6.69%, 07/28/11...      402,875
   600,000   Government of Bulgaria(d),
               6.69%, 07/28/24...........      462,000
                                           -----------
                                               864,875
                                           -----------
             ECUADOR (3.6%)
 1,250,000   Republic of Ecuador(d),
               3.50%, 02/28/25...........      682,750
   387,000   Republic of Ecuador(d),
               6.69%, 02/28/25...........      291,721
                                           -----------
                                               974,471
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             PERU (2.8%)
$1,250,000   Government of Peru, FLIRB,
               3.25%, 03/07/17(d)........  $   742,250
                                           -----------
TOTAL BRADY BONDS
(COST $2,353,687)........................    2,581,596
                                           -----------

  UNITS
----------
WARRANTS (0.0%)
             TELEPHONE SYSTEMS (0.0%)
       300   Primus Telecommunications,
               0.00%, 08/01/04...........        3,000
                                           -----------
TOTAL INVESTMENTS AT VALUE (93.9%)
(COST $25,479,121)(a)....................   25,249,660
CASH AND OTHER ASSETS
NET OF LIABILITIES (6.1%)................    1,629,751
                                           -----------
NET ASSETS (100.0%)......................  $26,879,411
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:

 (a) The aggregate identified cost for federal income tax purposes is $25,479,121, resulting in gross unrealized appreciation and depreciation of $883,918 and $1,113,379, respectively, and net unrealized depreciation of $(229,461).
 (b) A percentage of income is received in shares of certain securities.
 (c) Zero or step coupon.
 (d) Interest rate shown reflects current rate on instrument with variable or floating rates.
FLIRB - Front-Load Interest Reduction Bond

--------------------------------------------------------------------------------

STANDBY INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
ASSET BACKED SECURITIES (16.6%)
$700,000    CS First Boston, 6.32%,
              02/25/18....................  $   698,236
 479,055    Daimler-Benz, 5.85%,
              07/20/03....................      478,499
 574,562    First Security Auto Grantor
              Trust, 6.25%, 01/15/01......      575,338
  57,654    Honda Auto Receivables Grantor
              Trust, 6.20%, 12/15/00......       57,724
 600,000    Olympic Auto Trust, 5.85%,
              07/15/01....................      598,446
 497,672    Olympic Auto Trust, 6.95%,
              06/15/01....................      500,300
                                            -----------
TOTAL ASSET BACKED SECURITIES (COST
$2,909,063)...............................    2,908,543
                                            -----------

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
CORPORATE BONDS (9.2%)
            BANKING (4.0%)
$700,000    Credit Lyonnais (a), 6.75%,
              09/19/49....................  $   698,250
                                            -----------
            ELECTRIC UTILITIES (1.4%)
 250,000    Boston Edison, 5.95%,
              03/15/98....................      249,845
                                            -----------
            TELEPHONE SYSTEMS (3.8%)
 665,000    AT&T Capital, 5.87%,
              08/28/98....................      663,832
                                            -----------
TOTAL CORPORATE BONDS (COST $1,611,610)...
                                              1,611,927
                                            -----------
COMMERCIAL PAPER (73.3%)
 900,000    Autoliv, 5.94%, 01/16/98......      890,348
 840,000    Case Credit, 6.25%,
              01/29/98....................      833,729
 625,000    Cinergy, 6.12%, 01/28/98......      618,944
 735,000    Comdisco, 5.83%, 02/03/98.....      724,525
 800,000    Commonwealth Edison, 6.22%,
              01/13/98....................      795,992
 830,000    Conagra, 6.40%, 01/07/98......      827,639
 850,000    Hanson Financial, 6.15%,
              01/13/98....................      845,063
 250,000    ICI Chemical Delaware, 7.20%,
              01/09/98....................      249,150
 800,000    IES Diversified, 6.18%,
              01/30/98....................      793,683

    The accompanying notes are an integral part of the financial statements.

STANDBY INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
COMMERCIAL PAPER--CONTINUED
$525,000    JB Hunt Transport, 5.80%,
              01/14/98....................  $   518,995
 785,000    Merrill Lynch, 6.03%,
              01/09/98....................      782,633
 800,000    Minnesota Power & Light,
              6.15%, 01/16/98.............      795,627
 770,000    Occidental Petroleum, 6.40%,
              01/15/98....................      767,947
 145,000    Pennsylvania Fuel, 7.00%,
              01/13/98....................      144,577
 515,000    Pennsylvania Fuel, 6.12%,
              01/22/98....................      510,623
 260,000    Pennsylvania Power & Light,
              6.80%, 01/12/98.............      259,362
 760,000    Ryder Systems, 5.80%,
              03/06/98....................      751,919
 600,000    Safeway Stores, 6.13%,
              01/07/98....................      597,346
 800,000    Textron Financial, 6.10%,
              01/14/98....................      795,524
 380,000    US West Capital Funding,
              6.15%, 01/16/98.............      377,663
                                            -----------
TOTAL COMMERCIAL PAPER (COST
$12,881,288)..............................   12,881,289
                                            -----------
TOTAL INVESTMENTS AT VALUE (99.1%) (COST
$17,401,961)(b)...........................   17,401,759
CASH AND OTHER ASSETS NET OF LIABILITIES
(0.9%)....................................      160,442
                                            -----------
NET ASSETS (100.0%).......................  $17,562,201
                                            ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
 (a) Interest rate shown reflects current rate on instrument with variable rate.
 (b) The aggregate identified cost for federal income tax purposes is $17,401,961, resulting in gross unrealized appreciation and depreciation of $959 and $1,161, respectively, and net unrealized depreciation of $(202).

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS VARIABLE INSURANCE TRUST
Statements of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

                                                  EMERGING      INTERNATIONAL                     INCOME         STANDBY
                                                   GROWTH          EQUITY         BALANCED      OPPORTUNITY      INCOME
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 -----------    -------------    -----------    -----------    -----------
ASSETS:
Investments, at value (Note 1) (a)               $17,151,048     $18,614,544     $21,002,227    $25,249,660    $17,401,759
Cash                                               2,116,582       2,230,160       1,108,532     2,234,737           1,846
Receivables for:
  Investments sold                                   254,361          47,363         --             --             --
  Fund shares sold                                    61,849          15,976          72,408        58,482          38,086
  Dividends and interest                              23,708          22,733         163,453       646,583          77,583
  Foreign tax reclaim                                    110          13,968             373        --             --
  Net unrealized gain on open forward
    currency contracts (Note 1)                      --                  380          14,870        --             --
Deferred organization expenses (Note 1)                7,373           7,373           7,373         7,373           7,427
Reimbursement receivable from Sponsor (Note
  3)                                                   4,017         102,996          21,650         2,507          72,856
                                                 -----------     -----------     -----------    -----------    -----------
    Total assets                                  19,619,048      21,055,493      22,390,886    28,199,342      17,599,557
                                                 -----------     -----------     -----------    -----------    -----------
LIABILITIES:
Payable for investments purchased                    157,619       1,287,072          65,025     1,277,510         --
Payable for fund shares redeemed                     --              --              --             --               1,429
Other accrued expenses                                44,479          65,690          38,794        42,421          35,927
                                                 -----------     -----------     -----------    -----------    -----------
    Total liabilities                                202,098       1,352,762         103,819     1,319,931          37,356
                                                 -----------     -----------     -----------    -----------    -----------
NET ASSETS:                                      $19,416,950     $19,702,731     $22,287,067    $26,879,411    $17,562,201
                                                 ===========     ===========     ===========    ===========    ===========
Shares outstanding                                 1,260,959       1,640,973       1,592,899     2,439,073       1,755,724
                                                 ===========     ===========     ===========    ===========    ===========
Net asset value                                  $     15.40     $     12.01     $     13.99    $    11.02     $     10.00
                                                 ===========     ===========     ===========    ===========    ===========
(a) Cost of investments                          $14,331,373     $17,199,075     $19,813,493    $25,479,121    $17,401,961
                                                 ===========     ===========     ===========    ===========    ===========

Statements of Operations
For the year ended December 31, 1997
--------------------------------------------------------------------------------

                                                       EMERGING     INTERNATIONAL                    INCOME        STANDBY
                                                        GROWTH         EQUITY         BALANCED     OPPORTUNITY     INCOME
                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                      ----------    -------------    ----------    -----------    ---------
INVESTMENT INCOME (NOTE 1):
  Interest                                            $   69,919     $   81,871      $  381,574    $1,973,709     $813,493
  Dividends                                              105,090        197,309(a)       88,185        --            --
                                                      ----------     ----------      ----------    ----------     --------
Total investment income                                  175,009        279,180         469,759     1,973,709      813,493
                                                      ----------     ----------      ----------    ----------     --------
EXPENSES:
  Investment advisory fees (Note 2)                       98,956        135,300         103,999       108,452       34,222
  Administration and fund accounting fees                 64,999         80,001          64,999        64,999       64,999
  Custody fees                                            32,476        158,281          31,889        25,360       30,809
  Sponsor fee (Note 2)                                    24,658         28,492          26,691        33,342       27,365
  Audit fees                                              17,020         18,618          11,939        17,633       10,920
  Printing expense                                        13,232         16,785          12,737        15,533       17,763
  Amortization of organization expenses (Note 1)           3,906          3,906           3,906         3,906        3,931
  Trustee fees (Note 2)                                    2,101          1,895           1,857         2,159        1,947
  Miscellaneous expense                                   12,065         10,586          14,432        14,622       10,900
                                                      ----------     ----------      ----------    ----------     --------
    Total expenses                                       269,413        453,864         272,449       286,006      202,856
    Waiver of Sponsor fee (Note 2)                       (24,658)       (28,492)        (26,691)      (33,342)     (27,365)
    Reimbursement from Sponsor (Note 3)                 (102,973)      (247,296)       (125,649)     (110,959)    (107,078)
                                                      ----------     ----------      ----------    ----------     --------
    Net expenses                                         141,782        178,076         120,109       141,705       68,413
                                                      ----------     ----------      ----------    ----------     --------
NET INVESTMENT INCOME                                     33,227        101,104         349,650     1,832,004      745,080
                                                      ----------     ----------      ----------    ----------     --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments              1,327,486      1,133,852(b)    1,435,996(b)    191,074       (8,448)
  Net change in unrealized appreciation
    (depreciation) on investments                      2,197,739        577,604(c)      475,638(c)   (528,803)        (382)
                                                      ----------     ----------      ----------    ----------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)                3,525,225      1,711,456       1,911,634      (337,729)      (8,830)
                                                      ----------     ----------      ----------    ----------     --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                          $3,558,452     $1,812,560      $2,261,284    $1,494,275     $736,250
                                                      ==========     ==========      ==========    ==========     ========

---------------
(a) Net of foreign tax withholding of $22,995.
(b) Includes foreign currency transactions gains (losses) of ($93,168) for the International Equity Portfolio and $26,135 for the Balanced Portfolio.
(c) Includes change in unrealized gain on foreign currency transactions and other assets of $1,811 for International Equity Portfolio and $13,469 for Balanced Portfolio.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS VARIABLE INSURANCE TRUST
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           EMERGING GROWTH                     INTERNATIONAL EQUITY
                                                              PORTFOLIO                              PORTFOLIO
                                                      -------------------------              -------------------------
          FOR THE YEARS ENDED DECEMBER 31,               1997           1996                    1997           1996
----------------------------------------------------  -----------    ----------              -----------    ----------
OPERATIONS:
  Net investment income                               $    33,227    $   18,649              $   101,104    $   56,677
  Net realized gain (loss) on investments               1,327,486        46,078                1,133,852       142,359
  Net change in unrealized appreciation
   (depreciation) on investments                        2,197,739       352,244                  577,604       523,196
                                                      -----------    ----------              -----------    ----------
  Net increase in net assets resulting from
   operations                                           3,558,452       416,971                1,812,560       722,232
                                                      -----------    ----------              -----------    ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (30,394)      (18,684)                 (70,264)      (54,999)
  Net realized capital gains                           (1,012,609)     (130,830)                (995,634)           --
  Distribution in excess of net investment income              --            --                       --        (2,423)
  Distribution in excess of capital gains                      --            --                       --            --
                                                      -----------    ----------              -----------    ----------
  Total dividends and distributions                    (1,043,003)     (149,514)              (1,065,898)      (57,422)
                                                      -----------    ----------              -----------    ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                            12,538,066     3,109,043               10,372,680     3,190,175
  Reinvestment of dividends                             1,043,003       149,514                1,065,898        57,422
  Cost of shares redeemed                              (2,450,901)     (369,358)              (1,240,789)     (368,758)
                                                      -----------    ----------              -----------    ----------
  Net increase from investors' transactions            11,130,168     2,889,199               10,197,789     2,878,839
                                                      -----------    ----------              -----------    ----------
Total changes in net assets                            13,645,617     3,156,656               10,944,451     3,543,649
                                                      -----------    ----------              -----------    ----------
NET ASSETS:
  Beginning of period                                   5,771,333     2,614,677                8,758,280     5,214,631
                                                      -----------    ----------              -----------    ----------
  End of period                                       $19,416,950    $5,771,333              $19,702,731    $8,758,280
                                                      ===========    ==========              ===========    ==========
NET ASSETS CONSIST OF:
Paid-in capital                                       $16,385,765    $5,255,597              $18,285,104    $8,087,315
Undistributed (distribution in excess of) net
  investment income                                         3,217           384                  (56,246)         (363)
Accumulated net realized gain (loss) on investments       208,293      (106,584)                  58,471      (166,470)
Net unrealized appreciation (depreciation) of
  investments                                           2,819,675       621,936                1,415,402       837,798
                                                      -----------    ----------              -----------    ----------
Net assets applicable to shares outstanding           $19,416,950    $5,771,333              $19,702,731    $8,758,280
                                                      ===========    ==========              ===========    ==========
SHARES OUTSTANDING (NOTE 1):
  Shares sold                                             892,720       259,365                  858,524       298,741
  Reinvestment of dividends                                69,673        12,297                   89,196         5,288
                                                      -----------    ----------              -----------    ----------
                                                          962,393       271,662                  947,720       304,029
  Shares redeemed                                        (174,447)      (30,567)                 (98,268)      (33,902)
                                                      -----------    ----------              -----------    ----------
  Net increase                                            787,946       241,095                  849,452       270,127
  Beginning of period                                     473,013       231,918                  791,521       521,394
                                                      -----------    ----------              -----------    ----------
  End of period                                         1,260,959       473,013                1,640,973       791,521
                                                      ===========    ==========              ===========    ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

            BALANCED               INCOME OPPORTUNITY             STANDBY INCOME
            PORTFOLIO                   PORTFOLIO                    PORTFOLIO
    -------------------------   -------------------------   ---------------------------
       1997           1996         1997           1996          1997           1996
    -----------    ----------   -----------    ----------   ------------    -----------
    $   349,650    $  116,070   $ 1,832,004    $  510,964   $    745,080    $   353,653
      1,435,996       138,439       191,074       339,888         (8,448)         3,871
        475,638       470,231      (528,803)      196,298           (382)       (14,556)
    -----------    ----------   -----------    ----------   ------------    -----------
      2,261,284       724,740     1,494,275     1,047,150        736,250        342,968
    -----------    ----------   -----------    ----------   ------------    -----------
       (350,429)     (115,048)   (1,814,515)     (466,250)      (745,079)      (353,721)
     (1,314,627)     (113,645)     (227,491)     (266,446)            --             --
         (5,844)           --            --            --             --         (1,813)
             --            --      (496,586)           --             --             --
    -----------    ----------   -----------    ----------   ------------    -----------
     (1,670,900)     (228,693)   (2,538,592)     (732,696)      (745,079)      (355,534)
    -----------    ----------   -----------    ----------   ------------    -----------
     13,559,392     3,195,328    19,127,540     4,765,192     19,020,895      4,294,599
      1,670,900       228,693     2,538,593       732,696        743,655        355,535
       (228,301)     (120,136)   (2,010,537)     (145,810)   (11,298,653)    (1,322,371)
    -----------    ----------   -----------    ----------   ------------    -----------
     15,001,991     3,303,885    19,655,596     5,352,078      8,465,897      3,327,763
    -----------    ----------   -----------    ----------   ------------    -----------
     15,592,375     3,799,932    18,611,279     5,666,532      8,457,068      3,315,197
    -----------    ----------   -----------    ----------   ------------    -----------
      6,694,692     2,894,760     8,268,132     2,601,600      9,105,133      5,789,936
    -----------    ----------   -----------    ----------   ------------    -----------
    $22,287,067    $6,694,692   $26,879,411    $8,268,132   $ 17,562,201    $ 9,105,133
    ===========    ==========   ===========    ==========   ============    ===========
    $20,922,008    $5,920,017   $27,592,868    $7,950,387   $ 17,571,962    $ 9,106,065
         14,838         1,153           543            --          1,366             --
        148,018        46,957      (484,024)       18,918        (10,925)        (1,112)
      1,202,203       726,565      (229,976)      298,827           (202)           180
    -----------    ----------   -----------    ----------   ------------    -----------
    $22,287,067    $6,694,692   $26,879,411    $8,268,132   $ 17,562,201    $ 9,105,133
    ===========    ==========   ===========    ==========   ============    ===========
        967,476       260,657     1,651,438       427,096      1,900,755        429,003
        120,806        18,270       224,056        66,234         74,322         35,510
    -----------    ----------   -----------    ----------   ------------    -----------
      1,088,282       278,927     1,875,494       493,330      1,975,077        464,513
        (16,607)       (9,856)     (174,262)      (13,441)    (1,129,387)      (132,107)
    -----------    ----------   -----------    ----------   ------------    -----------
      1,071,675       269,071     1,701,232       479,889        845,690        332,406
        521,224       252,153       737,841       257,952        910,034        577,628
    -----------    ----------   -----------    ----------   ------------    -----------
      1,592,899       521,224     2,439,073       737,841      1,755,724        910,034
    ===========    ==========   ===========    ==========   ============    ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SELECT ADVISORS VARIABLE INSURANCE TRUST
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the years ended December 31:

                                                               TOUCHSTONE EMERGING GROWTH PORTFOLIO
                                                              ---------------------------------------
                                                               1997       1996       1995     1994(a)
                                                              -------    -------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.20    $ 11.27    $10.10    $10.00
                                                              -------    -------    ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                            0.03       0.04      0.11      0.04
Net realized and unrealized gain on investments                  4.06       1.22      1.87      0.06
                                                              -------    -------    ------    ------
  Total from investment operations                               4.09       1.26      1.98      0.10
                                                              -------    -------    ------    ------
Less dividends and distributions to shareholders from:
  Net investment income                                         (0.03)     (0.04)    (0.15)     --
  Realized capital gains                                        (0.86)     (0.29)    (0.66)     --
                                                              -------    -------    ------    ------
TOTAL DIVIDENDS AND DISTRIBUTIONS                               (0.89)     (0.33)    (0.81)     --
                                                              -------    -------    ------    ------
NET ASSET VALUE, END OF PERIOD                                $ 15.40    $ 12.20    $11.27    $10.10
                                                              =======    =======    ======    ======
TOTAL RETURN (b)                                                33.67%     11.16%    19.57%     1.00%
RATIOS AND SUPPLEMENTAL DATA (c):
Net assets at end of period (000's)                           $19,417    $ 5,771    $2,615    $2,020
Ratios to average net assets:
  Net expenses                                                   1.15%      1.15%     1.15%     1.15%
  Net investment income                                          0.27%      0.50%     1.09%     3.67%
  Expenses, without waiver and reimbursement from Sponsor        2.19%      3.22%     3.73%    11.08%
Portfolio Turnover                                                 88%        89%      101%        0%
Average commission rate (d)                                   $0.0572    $0.0568      --        --

Selected data for a share outstanding throughout the years ended December 31:

                                                               TOUCHSTONE INCOME OPPORTUNITY PORTFOLIO
                                                              ------------------------------------------
                                                                1997        1996       1995      1994(a)
                                                              --------    --------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.21     $ 10.09     $ 9.42     $10.00
                                                              -------     -------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                            1.20        1.17       1.22       0.12
Net realized and unrealized gain (loss) on investments           0.11        1.45       0.79      (0.70)
                                                              -------     -------     ------     ------
  Total from investment operations                               1.31        2.62       2.01      (0.58)
                                                              -------     -------     ------     ------
Less dividends and distributions to shareholders from:
  Net investment income                                         (1.19)      (1.17)     (1.34)      --
  Realized capital gains                                        (0.31)      (0.33)      --         --
                                                              -------     -------     ------     ------
TOTAL DIVIDENDS AND DISTRIBUTIONS                               (1.50)      (1.50)     (1.34)      --
                                                              -------     -------     ------     ------
NET ASSET VALUE, END OF PERIOD                                $ 11.02     $ 11.21     $10.09     $ 9.42
                                                              =======     =======     ======     ======
TOTAL RETURN (b)                                                12.03%      27.37%     23.35%     (5.80)%
RATIOS AND SUPPLEMENTAL DATA (c):
Net assets at end of period (000's)                           $26,879     $ 8,268     $2,602     $1,883
Ratios to average net assets:
  Net expenses                                                   0.85%       0.85%      0.85%      0.85%
  Net investment income                                         10.93%      11.85%     12.81%     11.24%
  Expenses, without waiver and reimbursement from Sponsor        1.72%       2.85%      3.54%     11.56%
Portfolio Turnover                                                189%        213%       104%        45%

------------------------------
(a) The Fund commenced operations on November 21, 1994.
(b) Total return would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 2)
(c) Ratios are annualized.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary between periods and funds depending on the volume and character of trades executed in various markets where trading practices and commission rate structures may differ.

    The accompanying notes are an integral part of the financial statements.

   TOUCHSTONE INTERNATIONAL EQUITY PORTFOLIO
  -------------------------------------------
    1997        1996        1995     1994(A)
  ---------   ---------   --------   --------
   $ 11.07     $ 10.00     $ 9.51     $10.00
   -------     -------     ------     ------
      0.07        0.06       0.04      --
      1.56        1.08       0.48      (0.49)
   -------     -------     ------     ------
      1.63        1.14       0.52      (0.49)
   -------     -------     ------     ------
     (0.05)      (0.07)     (0.03)     --
     (0.64)      --         --         --
   -------     -------     ------     ------
     (0.69)      (0.07)     (0.03)     --
   -------     -------     ------     ------
   $ 12.01     $ 11.07     $10.00     $ 9.51
   =======     =======     ======     ======
     14.76%      11.47%     15.45%     (4.90)%
   $19,703     $ 8,758     $5,215     $4,757
      1.25%       1.25%      1.25%      1.25%
      0.71%       0.86%      0.46%      1.23%
      3.19%       3.03%      3.69%      5.58%
       149%         90%        86%         0%
   $0.0359     $0.0266      --         --

  TOUCHSTONE STANDBY INCOME PORTFOLIO
  ------------------------------------
   1997      1996      1995    1994(A)
  -------   -------   ------   -------
  $ 10.01   $ 10.02   $10.03   $10.00
  -------   -------   ------   ------
     0.54      0.52     0.56     0.05
    (0.01)    (0.01)   (0.01)    0.03
  -------   -------   ------   ------
     0.53      0.51     0.55     0.08
  -------   -------   ------   ------
    (0.54)    (0.52)   (0.56)   (0.05)
    --        --        --       --
  -------   -------   ------   ------
    (0.54)    (0.52)   (0.56)   (0.05)
  -------   -------   ------   ------
  $ 10.00   $ 10.01   $10.02   $10.03
  =======   =======   ======   ======
     5.41%     5.18%    5.90%    0.30%
  $17,562   $ 9,105   $5,790   $5,013
     0.50%     0.50%    0.50%    0.50%
     5.42%     5.15%    5.59%    4.90%
     1.48%     1.54%    1.73%    3.67%
      251%      143%     159%      56%

     TOUCHSTONE BALANCED PORTFOLIO
  ------------------------------------
   1997      1996      1995    1994(A)
  -------   -------   ------   -------
  $ 12.84   $ 11.48   $10.17   $10.00
  -------   -------   ------   ------
     0.31      0.30     0.32     0.05
     2.05      1.60     2.15     0.12
  -------   -------   ------   ------
     2.36      1.90     2.47     0.17
  -------   -------   ------   ------
    (0.32)    (0.30)   (0.37)    --
    (0.89)    (0.24)   (0.79)    --
  -------   -------   ------   ------
    (1.21)    (0.54)   (1.16)    --
  -------   -------   ------   ------
  $ 13.99   $ 12.84   $11.48   $10.17
  =======   =======   ======   ======
    18.61%    16.78%   24.56%    1.70%
  $22,287   $ 6,695   $2,895   $2,034
     0.90%     0.90%    0.90%    0.90%
     2.61%     2.76%    2.87%    4.26%
     2.04%     2.72%    3.46%    8.97%
       86%       75%     124%       3%
  $0.0345   $0.0664     --       --

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements
--------------------------------------------------------------------------------
1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Select Advisors Variable Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of five Portfolios: Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Income Opportunity Portfolio and Standby Income Portfolio ("Portfolios").

     The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest. The Trust offers shares of beneficial interest of each portfolio to separate accounts of Western-Southern Life Assurance Company ("Western-Southern") as a funding vehicle for certain variable annuity contracts issued by Western-Southern through the separate accounts.

     As of December 31, 1997, Touchstone Advisors, Inc., a subsidiary of Western-Southern, and Western-Southern owned 100% of the outstanding shares of the Trust.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Portfolios:

     a) Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     b) Foreign Currency Translation. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

     c) Investment Income. Dividend income is recorded on the ex-dividend date for such dividend except that certain dividends from foreign securities where the ex-dividend date has passed are recorded upon notification of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

     d) Dividends and Distributions. Distributions to shareholders for the Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, and Income Opportunity Portfolio are recorded by the Portfolio on the ex-dividend date. It is the policy of the Standby Income Portfolio to record income dividends daily and distribute them monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements
--------------------------------------------------------------------------------

result in reclassifications to paid in capital. These differences which may result in distribution reclassifications are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales, paydown gains and losses on certain securities and excise tax regulations. Undistributed net investment income and accumulated net realized gains and losses may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     e) Federal Taxes. Each Portfolio of the Trust is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for a federal income tax is necessary. The Standby Income Portfolio has the following capital loss carryforwards that expire as noted below:

                 December 31, 2003                                           $1,112
                 December 31, 2005                                           $3,712

     Additionally, at December 31, 1997, the following Portfolios have net capital losses attributable to security transactions incurred after October 31, 1997, which are treated as arising on the first day of the Portfolio's next taxable year.

                 International Equity Portfolio                              $ 22,354
                 Balanced Portfolio                                          $ 37,583
                 Income Opportunity Portfolio                                $490,314
                 Standby Income Portfolio                                    $  6,101

     f) Forward Currency Contracts. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

     Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trust and the change in the market value is recorded by the Portfolios as unrealized appreciation or depreciation of forward foreign currency contracts. As of December 31, 1997, the following Funds had the following open forward currency contracts:

                                           CONTRACTS TO      IN EXCHANGE                  UNREALIZED
       FUND NAME            MATURITY         DELIVER             FOR           VALUE      GAIN/LOSS
       ---------          -------------    ------------    ---------------    --------    ----------
INTERNATIONAL EQUITY
  PORTFOLIO
Sales                        1/6/98        GBP     583        $    968        $    957     $    11
                             1/2/98        SEK 132,407          17,053          16,684         369
                                                                                           -------
                                                                                           $   380
                                                                                           =======
BALANCED PORTFOLIO
Sales                        3/3/98        AUD 415,000        $281,163        $269,670     $11,493
                             1/9/98        DKK 718,000         107,458         104,879       2,579
                             3/19/98       GBP 122,000         200,495         199,697         798
                                                                                           -------
                                                                                           $14,870
                                                                                           =======

AUD =Australian Dollar, GBP = Great British Pound, SEK = Swedish Krona, DKK = Danish Krone.

     g) Organization Expense. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors, Inc. or, any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Portfolio, will be reduced by a portion of any unamortized organization expenses of the Portfolio determined by the proportion of the number of the Initial Shares of the Portfolio redeemed to the number of the Initial Shares of the Portfolio outstanding after taking into account any prior redemptions of the Initial Shares of the Portfolio.

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements
--------------------------------------------------------------------------------

     h) Securities Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

     a) Sponsor. Touchstone Advisors, Inc. ("Sponsor"), a subsidiary of Western-Southern, as sponsor to the Trust, pursuant to a Sponsor Agreement provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Sponsor reserves the right to receive a sponsor fee from each Portfolio on an annual basis up to 0.20% of average daily net assets of that Portfolio. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1998.

     b) Investment Advisor. The Trust also has an investment advisory agreement with the Sponsor. Under the terms of the investment advisory agreement, each Portfolio pays a fee that is computed daily and paid monthly. For the year ended December 31, 1997, each Portfolio incurred investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Portfolio. The Balanced Portfolio's advisory fee changed on May 1, 1997, from 0.70% to 0.80%.

          EMERGING    INTERNATIONAL                  INCOME       STANDBY
           GROWTH        EQUITY        BALANCED    OPPORTUNITY    INCOME
          --------    -------------    --------    -----------    -------
  Rate     0.80%          0.95%         0.77%         0.65%        0.25%

     Fort Washington Investment Advisors, Inc., an affiliate of the Sponsor, is the sub-advisor for the Standby Income Portfolio.

     c) Trustees. Each Trustee who is not an "interested person," (as defined in the Act), of the Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from Select Advisors Trust A, Select Advisors Trust C, and Select Advisors Portfolios, which are included in separate reports. For the year ended December 31, 1997, the Trust incurred $9,959 in Trustee fees.

3.  EXPENSE REIMBURSEMENTS

     The Sponsor has agreed to waive fees and reimburse each Portfolio so that, following such waiver of fees and reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Portfolio are not greater, on an annualized basis, than the percentage of average daily net assets of the Portfolio listed below.

                             EMERGING    INTERNATIONAL                  INCOME       STANDBY
                              GROWTH        EQUITY        BALANCED    OPPORTUNITY     INCOME
                             --------    -------------    --------    -----------    --------
  Voluntary expense limit       1.15%         1.25%          0.90%        0.85%         0.50%
  Amount of Reimbursement    $102,973      $247,296       $125,649     $110,959      $107,078

     The Sponsor has advised the trust that it will continue to waive fees and reimburse each portfolio as described above through December 31, 1998.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the period ended December 31, 1997 were as follows:

                          EMERGING      INTERNATIONAL                     INCOME        STANDBY
                           GROWTH          EQUITY         BALANCED      OPPORTUNITY      INCOME
                         -----------    -------------    -----------    -----------    ----------
  Cost of purchases      $18,376,280     $27,002,868     $19,944,975    $47,229,551    $7,713,760
  Proceeds from sales      9,544,004      18,719,039       9,675,798     29,499,769     1,502,093

     Purchase and sales of U.S. government obligations for the period ended December 31, 1997 were as follows:

                          BALANCED     STANDBY INCOME
                         ----------    --------------
  Cost of purchases      $3,880,424      $2,038,234
  Proceeds from sales     1,116,083       2,709,760

SELECT ADVISORS VARIABLE INSURANCE TRUST
Notes to Financial Statements
--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

     Pursuant to Section 852 of the Internal Revenue Code, the Portfolios designate the following capital gain dividends for the year ended December 31, 1997.

                                    EMERGING    INTERNATIONAL                  INCOME
                                     GROWTH        EQUITY        BALANCED    OPPORTUNITY
                                    --------    -------------    --------    -----------
28% Rate gains                      $ 60,808      $242,458       $ 92,841      $23,661
20% Rate gains                      $157,210      $327,221       $398,119      $13,550

SELECT ADVISORS VARIABLE INSURANCE TRUST
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Investors and Trustees of
the Select Advisors Variable Insurance Trust:

We have audited the accompanying statements of assets and liabilities of the Select Advisors Variable Insurance Trust (consisting of the Emerging Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Income Opportunity Portfolio and Standby Income Portfolio), including the schedules of investments, as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended and for the period from November 21, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Select Advisors Variable Insurance Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Select Advisors Variable Insurance Trust as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from November 21, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1998

                    [LOGO]
                                        TOUCHSTONE
                     ------------------------------------------------
                               Touchstone Variable Annuity

                            ---------------------------------

                                Select Advisors Portfolios

                     -   Growth & Income Portfolio II
                     -   Bond Portfolio II

                                 ANNUAL REPORT
                               DECEMBER 31, 1997

GROWTH & INCOME PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                               VALUE
 SHARES                                      (NOTE 1)
---------                                   -----------
COMMON STOCKS (93.1%)
            AEROSPACE & DEFENSE (3.0%)
   9,200    Rockwell International........  $   480,700
  17,100    T R W.........................      912,713
                                            -----------
                                              1,393,413
                                            -----------
            AUTOMOTIVE (5.3%)
  12,100    Dana..........................      574,750
   9,400    Echlin........................      340,163
  18,500    Ford Motor....................      900,719
  13,466    Meritor Automotive............      283,628
   6,700    Paccar........................      351,750
                                            -----------
                                              2,451,010
                                            -----------
            BANKING (11.5%)
   3,500    Banc One......................      190,094
   1,700    Centura Banks.................      117,300
   8,000    Chase Manhattan...............      876,000
   2,700    First American................      134,325
  11,000    First Commerce................      739,750
   1,800    First Tennessee National......      120,150
  11,700    Firstar.......................      496,519
  11,900    Key...........................      842,669
  13,800    Nationsbank...................      839,213
  15,000    North Folk Bancorp............      503,438
   4,900    US Bancorp....................      548,494
                                            -----------
                                              5,407,952
                                            -----------
            BEVERAGES, FOOD & TOBACCO
              (7.4%)
   6,000    General Mills.................      429,750
  20,100    Heinz (H. J.).................    1,021,331
  21,700    Philip Morris Companies.......      983,281
  16,500    Unilever, ADR.................    1,030,219
                                            -----------
                                              3,464,581
                                            -----------
            CHEMICALS (7.5%)
   4,600    Akzo NV, ADR*.................      399,625
   7,300    Betzdearborn..................      445,756
   3,500    Dow Chemical Company..........      355,250
   8,200    Eastman Chemical Company......      488,413
  10,000    Hercules......................      500,625
  13,600    Imperial Chemical Industries,
              ADR.........................      883,150
   9,300    Olin..........................      435,938
                                            -----------
                                              3,508,757
                                            -----------
            COMMERCIAL SERVICES (5.6%)
   2,600    Browning-Ferris Industries....       96,200
  15,400    Cinergy.......................      590,013
   8,900    CMS Energy....................      392,156
  14,700    Duke Energy...................      814,013
  13,300    Pacificorp....................      363,256
  11,900    Unicom Corporation............      365,925
                                            -----------
                                              2,621,563
                                            -----------
            COSMETICS & PERSONAL CARE
              (0.9%)
   6,800    Avon Products.................      417,350
                                            -----------
            ELECTRIC UTILITIES (1.3%)
   9,400    Entergy.......................      281,413
   3,500    Southern......................       90,563
   7,900    Wisconsin Energy..............      227,125
                                            -----------
                                                599,101
                                            -----------

                                               VALUE
 SHARES                                      (NOTE 1)
---------                                   -----------
            ELECTRONICS (1.3%)
   7,200    AMP...........................  $   302,400
   6,500    Thomas & Betts................      307,125
                                            -----------
                                                609,525
                                            -----------
            FINANCIAL SERVICES (8.0%)
   8,300    Corestates Financial..........      664,519
   4,100    Federal National Mortgage
              Association.................      233,956
   7,700    First Union...................      394,625
   3,100    Fleet Financial Group.........      232,306
  15,750    HomeCorp*.....................      460,688
   2,700    J P Morgan....................      304,763
   8,700    Meditrust.....................      318,638
   9,200    Nationwide Health
              Properties..................      234,600
   9,200    Old Kent Financial............      364,550
  19,900    Security Capital Industrial
              Trust.......................      495,013
                                            -----------
                                              3,703,658
                                            -----------
            FOREST PRODUCTS & PAPER (6.4%)
   7,600    Boise Cascade.................      229,900
   7,400    Georgia-Pacific (Timber
              Group)......................      167,888
   7,900    Georgia-Pacific*..............      479,925
  14,500    Kimberly-Clark................      715,031
   7,400    Louisiana Pacific.............      140,600
  20,000    Mead..........................      560,000
   8,900    Westvaco......................      279,794
   8,000    Weyerhauser...................      392,500
                                            -----------
                                              2,965,638
                                            -----------
            HOME CONSTRUCTION, FURNISHINGS
              & APPLIANCES (0.9%)
   7,600    Whirlpool.....................      418,000
                                            -----------
            INSURANCE (2.9%)
   6,600    Exel Limited..................      418,275
   8,200    Lincoln National..............      640,625
   5,100    Mid Ocean.....................      276,675
                                            -----------
                                              1,335,575
                                            -----------
            MEDICAL SUPPLIES (0.7%)
   6,600    Baxter International..........      332,888
                                            -----------
            METALS (2.2%)
  14,900    Allegheny Teledyne............      385,538
  10,200    Freeport McMoran Copper
              & Gold......................      156,188
  13,700    Oregon Steel Mills............      291,981
   2,700    Phelps Dodge..................      168,075
                                            -----------
                                              1,001,782
                                            -----------
            OFFICE EQUIPMENT (2.2%)
  13,600    Xerox.........................    1,003,850
                                            -----------
            OIL & GAS (7.3%)
  10,800    Elf Aquitaine, ADR............      633,150
   6,700    MCN Energy Group..............      270,513
  12,800    Texaco........................      696,000
   9,800    Total S.A., ADR...............      543,900
  24,600    Williams Companies............      698,025
  15,700    YPF Sociedad Anonima ADR......      536,744
                                            -----------
                                              3,378,332
                                            -----------
            PHARMACEUTICALS (3.9%)
   8,800    American Home Products........      673,200
   6,500    Merck.........................      690,625

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                               VALUE
 SHARES                                      (NOTE 1)
---------                                   -----------
            PHARMACEUTICALS--CONTINUED
   4,200    Zeneca Group, ADR.............  $   453,600
                                            -----------
                                              1,817,425
                                            -----------
            RETAILERS (4.5%)
   8,300    J.C. Penney Company...........      500,594
   6,100    May Department Stores.........      321,394
   7,900    Mercantile Stores.............      480,913
   6,400    Rite Aid......................      375,600
   8,700    Sears Roebuck.................      393,675
                                            -----------
                                              2,072,176
                                            -----------
            TELEPHONE SYSTEMS (9.5%)
  11,300    Alltel........................      464,006
   7,800    Bell Atlantic.................      709,800
   8,800    Bellsouth.....................      495,550
  15,700    Frontier......................      377,770
  16,500    GTE...........................      862,125
  14,600    SBC Communications............    1,069,450
   8,100    Sprint........................      474,863
                                            -----------
                                              4,453,564
                                            -----------
            TRANSPORTATION (0.8%)
   7,000    CSX...........................      378,000
                                            -----------
TOTAL COMMON STOCKS
(COST $40,506,097)........................   43,334,140
                                            -----------

PRINCIPAL                                      VALUE
 AMOUNT                                      (NOTE 1)
---------                                   -----------
CONVERTIBLE CORPORATE BONDS
(COST $374,000) (0.8%)
            ENTERTAINMENT & LEISURE (0.8%)
$374,000    Loews, 3.125%, 09/15/07.......  $   370,260
                                            -----------
INVESTMENT TRUST (COST $1,297,379) (2.8%)
  13,550    S&P 500 Depository Receipt....    1,313,503
                                            -----------
TOTAL INVESTMENTS AT VALUE (96.7%) (COST
$42,177,476) (a)..........................  $45,017,903
CASH AND OTHER ASSETS
NET OF LIABILITIES (3.3%).................    1,545,079
                                            -----------
NET ASSETS (100.0%).......................  $46,562,982
                                            ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $42,177,476, resulting in gross unrealized appreciation and depreciation of $4,295,376 and $1,454,949, respectively, and net unrealized appreciation of $2,840,427.
ADR - American Depositary Receipt

--------------------------------------------------------------------------------
BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
ASSET BACKED SECURITIES (6.7%)
$  196,111   Chase Manhattan Grantor
               Trust, 5.20%, 02/15/02....  $   194,652
   900,000   Chemical Credit Card Master
               Trust, 5.98%, 09/15/08....      886,482
   332,679   Navistar Financial, 6.35%,
               11/15/02..................      333,754
   250,000   World Omni Auto Lease,
               6.18%, 11/25/03...........      250,058
                                           -----------
TOTAL ASSET BACKED SECURITIES (COST
$1,614,829)..............................    1,664,946
                                           -----------
CORPORATE BONDS (32.7%)
             AUTOMOTIVE (0.8%)
   200,000   Ford Motor, 6.75%,
               05/15/05..................      202,200
                                           -----------
             BANKING (4.8%)
   500,000   Bank of New York, 8.50%,
               12/15/04..................      557,869
   500,000   Credit Suisse-London, 7.90%,
               05/01/07..................      527,551
    85,875   Mercantile Safe Deposit,+
               12.125%, 01/02/01.........       90,960
                                           -----------
                                             1,176,380
                                           -----------
             BEVERAGES, FOOD & TOBACCO
               (2.5%)
   600,000   Rykoff Sexton, 8.875%,
               11/01/03..................      619,500
                                           -----------

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             COMMERCIAL SERVICES (2.0%)
$  500,000   MCN Financing, 6.305%,
               06/01/37..................  $   500,000
                                           -----------
             COMMUNICATIONS (2.1%)
   500,000   Harris Corporation, 6.65%,
               08/01/06..................      511,561
                                           -----------
             ELECTRIC UTILITIES (2.0%)
   500,000   AES, 8.50%, 11/01/07........      500,000
                                           -----------
             FINANCIAL SERVICES (6.4%)
   250,000   CIT Group Holdings, 6.25%,
               11/22/01..................      249,407
   300,000   Discover Card Mastertrust,
               6.05%, 08/18/08...........      295,329
   350,000   First Union, 6.55%,
               10/15/35..................      352,706
   650,000   Safeco Capital, 8.027%,
               07/15/37..................      681,466
                                           -----------
                                             1,578,908
                                           -----------
             FOREST PRODUCTS & PAPER
               (2.6%)
   250,000   Georgia Pacific, 9.50%,
               05/15/22..................      284,201
   350,000   Sweetheart Cup, 9.625%,
               09/01/00..................      344,750
                                           -----------
                                               628,951
                                           -----------
             INSURANCE (1.0%)
   250,000   Travelers Capital, 7.75%,
               12/01/36..................      259,128
                                           -----------

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
             MEDIA -- BROADCASTING &
               PUBLISHING (3.3%)
$  250,000   News America Holdings,
               10.125%, 10/15/12.........  $   295,678
   500,000   Viacom, 7.75%, 06/01/05.....      510,091
                                           -----------
                                               805,769
                                           -----------
             OIL & GAS (3.1%)
   750,000   Enterprice Oil, 6.70%,
               09/15/07..................      768,690
                                           -----------
             TRANSPORTATION (2.1%)
   500,000   CSX, 7.45%, 05/01/07........      530,525
                                           -----------
TOTAL CORPORATE BONDS (COST
$7,819,083)..............................    8,081,612
                                           -----------
CONVERTIBLE CORPORATE BONDS (COST
$427,109) (1.8%)
             MEDIA BROADCASTING &
               PUBLISHING (1.8%)
   500,000   Scholastic, 5.00%,
               08/15/05..................      438,125
                                           -----------
MORTGAGE BACKED SECURITIES (15.4%)
   500,000   Advanta Mortgage Loan Trust,
               6.03%, 08/25/11...........      497,350
   430,505   Federal Government Loan
               Mortgage Corporation,
               7.00%, 10/01/25...........      435,279
   452,345   Federal Government Loan
               Mortgage Corporation,
               7.00%, 12/01/25...........      457,361
    63,268   Government National Mortgage
               Association, 10.25%,
               07/15/12..................       63,268
 1,100,000   Government National Mortgage
               Association, 7.50%,
               12/15/27..................    1,126,468
   519,663   Government National Mortgage
               Association, 7.00%,
               02/15/09..................      529,868
   669,624   Government National Mortgage
               Association, 7.50%,
               12/15/25..................      685,736
    11,350   Government National Mortgage
               Association, 7.50%,
               07/15/23..................       11,623
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$3,740,660)..............................    3,806,953
                                           -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
(26.9%)
   425,000   US Treasury Note, 6.125%,
               12/31/01..................      430,711
   750,000   US Treasury Note, 6.50%,
               05/31/02..................      772,031

PRINCIPAL                                     VALUE
  AMOUNT                                    (NOTE 1)
----------                                 -----------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS -- CONTINUED
$1,000,000   US Treasury Note, 5.875%,
               11/15/99..................  $ 1,003,437
   500,000   US Treasury Note, 6.75%,
               04/30/00..................      511,406
   750,000   US Treasury Note, 7.50%,
               11/15/01..................      795,469
   750,000   US Treasury Note, 5.75%,
               11/30/02..................      750,703
 1,275,000   US Treasury Note, 6.125%,
               08/15/07..................    1,310,460
 1,000,000   US Treasury Note, 6.375%,
               08/15/27..................    1,054,375
                                           -----------
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (COST $6,535,307)............    6,628,592
                                           -----------
YANKEE BONDS (4.6%)
             CANADA (2.7%)
   600,000   Province of Quebec, 7.50%,
               07/15/23..................      646,944
                                           -----------
             KOREA (1.9%)
   600,000   Pohang Iron & Steel, 7.50%,
               08/01/02..................      476,407
                                           -----------
TOTAL YANKEE BONDS (COST $1,198,161).....
                                             1,123,351
                                           -----------
AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS+ (3.1%)
             CENTRAL AMERICA (2.0%)
   140,000   Central America
               International Development,
               Series F, 10.00%,
               12/01/11..................      164,068
   140,000   Central America
               International Development,
               Series G, 10.00%,
               12/01/11..................      164,068
   140,000   Central America
               International Development,
               Series H, 10.00%,
               12/01/11..................      164,068
                                           -----------
                                               492,204
                                           -----------
             HONDURAS (1.1%)
   100,000   Republic of Honduras
               International Development,
               Series D, 13.00%,
               06/01/11..................      145,729
   100,000   Republic of Honduras
               International Development,
               Series C, 13.00%,
               06/01/06..................      130,265
                                           -----------
                                               275,994
                                           -----------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $620,000)........      768,198
                                           -----------

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                              VALUE
  SHARES                                    (NOTE 1)
----------                                 -----------
PREFERRED STOCKS (3.8%)
             INDUSTRIAL (0.6%)
     5,400   Appalachian Power...........  $   139,050
                                           -----------
             OIL & GAS (3.2%)
    29,900   Transcanada Pipelines.......      788,613
                                           -----------
TOTAL PREFERRED STOCKS
(COST $903,875)..........................      927,663
                                           -----------
TOTAL INVESTMENTS AT VALUE (95.0%) (COST
$22,859,024) (a).........................  $23,439,440
CASH AND OTHER ASSETS
NET OF LIABILITIES (5.0%)................    1,244,934
                                           -----------
NET ASSETS (100.0%)......................  $24,684,374
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  +  Restricted and Board valued security (Note 5).
 (a) The aggregate identified cost for federal income tax purposes is $22,859,024, resulting in gross unrealized appreciation and depreciation of $730,263 and $149,847, respectively, and net unrealized appreciation of $580,416.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statements of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

                                                                GROWTH &
                                                                 INCOME                BOND
                                                              PORTFOLIO II         PORTFOLIO II
                                                              ------------         ------------
ASSETS:
Investments, at value (Note 1)(a)                             $45,017,903          $23,439,440
Cash                                                            1,043,721              905,504
RECEIVABLES FOR:
  Securities sold                                                 620,056                   --
  Dividends                                                        94,836               15,048
  Interest                                                          7,236              317,670
Reimbursement receivable from Sponsor (Note 3)                         --               36,096
Deferred organization expenses (Note 1)                            14,812               14,812
                                                              -----------          -----------
        Total assets                                           46,798,564           24,728,570
                                                              -----------          -----------
LIABILITIES:
Investment advisory fees payable                                   50,222                   --
Payable for securities purchased                                  120,878                   --
Other accrued expenses                                             64,482               44,196
                                                              -----------          -----------
        Total liabilities                                         235,582               44,196
                                                              -----------          -----------
NET ASSETS:
Applicable to investors' beneficial interests                 $46,562,982          $24,684,374
                                                              ===========          ===========
(a) Cost of investments                                       $42,177,476          $22,859,024
                                                              ===========          ===========

Statements of Operations
For the year ended December 31, 1997
--------------------------------------------------------------------------------

                                                                GROWTH &
                                                                 INCOME                BOND
                                                              PORTFOLIO II         PORTFOLIO II
                                                              ------------         ------------
INVESTMENT INCOME (NOTE 1):
  Interest                                                     $  102,429           $1,271,056
  Dividends                                                       585,789               49,383
                                                               ----------           ----------
Total investment income                                           688,218            1,320,439
                                                               ----------           ----------
EXPENSES:
  Investment advisory fees (Note 2)                               248,984              103,585
  Administration and fund accounting fees                          79,501               79,501
  Sponsor fee (Note 2)                                             64,647               37,562
  Printing expense                                                 45,804               25,993
  Audit fees                                                       15,548               15,532
  Amortization of organization expenses (Note 1)                    8,707                8,707
  Custody fees                                                     43,019               33,640
  Trustee fees (Note 2)                                             4,975                2,949
  Insurance expense                                                 7,829                4,063
  Miscellaneous expense                                            11,195                6,568
                                                               ----------           ----------
    Total expenses                                                530,209              318,100
    Waiver of Sponsor fee (Note 2)                                (64,647)             (37,562)
    Reimbursement from Sponsor (Note 3)                          (190,812)            (139,681)
                                                               ----------           ----------
    Net expenses                                                  274,750              140,857
                                                               ----------           ----------
NET INVESTMENT INCOME                                             413,468            1,179,582
                                                               ----------           ----------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                              5,279,721               42,062
  Net change in unrealized appreciation                           455,947              256,174
                                                               ----------           ----------
NET REALIZED AND UNREALIZED GAIN:                               5,735,668              298,236
                                                               ----------           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $6,149,136           $1,477,818
                                                               ==========           ==========

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         GROWTH & INCOME                               BOND
                                                           PORTFOLIO II                            PORTFOLIO II
                                                    --------------------------              --------------------------
         FOR THE YEARS ENDED DECEMBER 31,              1997           1996                     1997           1996
--------------------------------------------------  -----------    -----------              -----------    -----------
OPERATIONS:
  Net investment income                             $   413,468    $   183,083              $ 1,179,582    $   810,228
  Net realized gain on investments                    5,279,721      2,614,611                   42,062         52,355
  Net change in unrealized appreciation
    (depreciation) on investments                       455,947       (476,749)                 256,174       (481,003)
                                                    -----------    -----------              -----------    -----------
  Net increase in net assets resulting from
   operations                                         6,149,136      2,320,945                1,477,818        381,580
                                                    -----------    -----------              -----------    -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                      21,726,669      6,012,563                8,615,620      2,347,375
  Withdrawals                                        (3,283,783)      (256,085)                (388,462)       (54,047)
                                                    -----------    -----------              -----------    -----------
  Net increase from investors' transactions          18,442,886      5,756,478                8,227,158      2,293,328
                                                    -----------    -----------              -----------    -----------
TOTAL INCREASE IN NET ASSETS                         24,592,022      8,077,423                9,704,976      2,674,908
NET ASSETS:
  Beginning of period                                21,970,960     13,893,537               14,979,398     12,304,490
                                                    -----------    -----------              -----------    -----------
  End of period                                     $46,562,982    $21,970,960              $24,684,374    $14,979,398
                                                    ===========    ===========              ===========    ===========

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    GROWTH & INCOME                              BOND
                                                     PORTFOLIO II                            PORTFOLIO II
                                         -------------------------------------   -------------------------------------
   FOR THE YEARS ENDED DECEMBER 31,       1997      1996      1995     1994(a)    1997      1996      1995     1994(a)
---------------------------------------  -------   -------   -------   -------   -------   -------   -------   -------
RATIOS TO AVERAGE NET ASSETS(b):
  Net expenses                             0.85%     0.85%     0.85%    0.85%      0.75%     0.75%     0.75%     0.75%
  Net investment income                    1.28%     1.07%     1.27%    2.06%      6.28%     6.18%     6.91%     6.76%
  Expenses, without waiver and
   reimbursement                           1.64%     1.74%     1.77%    2.94%      1.69%     1.76%     1.58%     2.67%
Portfolio turnover                          153%       82%       96%       0%        79%       79%       80%        0%
Average commission rate(c)               $0.0551   $0.0571        --       --         --        --        --        --

---------------
(a) The portfolios commenced operations on November 21, 1994.

(b) Ratios are annualized.

(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary between periods and funds depending on the volume and character of trades executed in various markets where trading practices and commission rate structures may differ.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Select Advisors Portfolios (the "Portfolio Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a New York master trust fund on February 7, 1994. There are eight subtrusts of the Portfolio Trust (each a "Portfolio"), each having distinct investment objectives and policies. The Portfolios are Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, Growth & Income Portfolio II, and Bond Portfolio II. Only Growth & Income Portfolio II and Bond Portfolio II are included in this report. The other portfolios are included in a separate report.

     As of December 31, 1997, Touchstone Advisors, Inc., a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), and
Western-Southern owned 100% of the interest in the Portfolios.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Portfolios:

     a) Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees of the Portfolio Trust using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     b) Foreign Currency Translation. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

     The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

     c) Investment Income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

     d) Federal Taxes. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Accordingly, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

     e) Forward Currency Contracts. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements
--------------------------------------------------------------------------------

forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

     Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contracts.

     f) Organization Expense. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any withdrawal by Touchstone Advisors, Inc. or any other then-current holder of the organizational seed capital investment ("Initial Interests") in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Interests in the Portfolio withdrawn to the amount of the Initial Interests in the Portfolio then outstanding after taking into account any prior withdrawals of the Initial Interests in the Portfolio.

     g) Securities Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

     a) Sponsor. Touchstone Advisors, Inc. ("Sponsor"), as sponsor to the Trust, pursuant to a Sponsor Agreement provides oversight of the various service providers to the Trust, including the Trust's Administrator, Custodian and Transfer Agent. The Sponsor receives a sponsor fee from each portfolio equal on an annual basis to 0.20% of average daily net assets of that Portfolio. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1998.

     (b) Investment Advisor. The Portfolio Trust also has an investment advisory agreement with Touchstone Advisors, Inc. Under the terms of the investment advisory agreement, each Portfolio pays a fee that is computed daily and paid monthly. Investment advisory fees for Bond Portfolio II is equal on an annual basis to 0.55% of the average daily net assets. Investment advisory fees for the Growth & Income Portfolio II was equal to 0.75% of average daily net assets until September 17, 1997 and changed to 0.80% thereafter.

     Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, is the sub-advisor for the Bond Portfolio II and was the sub-advisor for the Growth & Income Portfolio II until August 31, 1997. Scudder, Kemper Investments, Inc. became the sub-advisor for Growth & Income Portfolio II as of September 1, 1997.

     (c) Trustees. Each Trustee who is not an "interested person," (as defined in the Act), of the Portfolio Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as, reimbursement for reasonable out-of-pocket expenses from the Portfolio and from Select Advisors Trust A, Select Advisors Trust C and Select Advisors Variable Insurance Trust. For the year ended December 31, 1997, the Growth & Income Portfolio II incurred $4,975 in Trustee Fees and the Bond Portfolio II incurred $2,949 in Trustee Fees.

3.  EXPENSE REIMBURSEMENT

     The Sponsor has agreed to reimburse each Portfolio so that, following such reimbursement the aggregate total operating expenses (excluding interest, taxes, brokerage commission and extraordinary expenses) are not greater, on an annualized basis, than 0.85% and 0.75% of average daily net assets of Growth & Income Portfolio II and Bond Portfolio II, respectively. The sponsor has advised the Trust that it will continue to waive fees and reimburse each Portfolio as described above through December 31, 1998. For the year ended December 31, 1997, the sponsor reimbursed $190,812 and $139,681 to the Growth & Income Portfolio II and Bond Portfolio II, respectively.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     For the period ended December 31, 1997, the cost of investment securities purchased was $64,401,153 and $14,407,462, and the proceeds from sales of investment securities sold were $45,597,935 and $8,802,455, for Growth & Income Portfolio II and Bond Portfolio II, respectively, excluding U.S. government obligations and US government agency obligations and short-term investments. Purchases and sales of U.S. government obligations were $7,954,271 and $4,512,070, respectively, for Bond Portfolio II.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements
--------------------------------------------------------------------------------

5.  RESTRICTED SECURITIES

     Restricted securities may be difficult to dispose of and involve time consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of December 31, 1997, Bond Portfolio II held restricted securities valued at $859,157 by the Trustees, representing 3.48% of net assets. Acquisition date and cost of each are as follows:

                                                   ACQUISITION DATE      COST
                                                   ----------------    --------
Mercantile Safe Deposit..........................      3/28/85         $ 85,838
Central America, Series F........................       8/1/86          150,000
Central America, Series G........................       8/1/86          150,000
Central America, Series H........................       8/1/86          150,000
Republic of Honduras, Series C...................       5/1/88          100,000
Republic of Honduras, Series D...................       5/1/88          100,000

     Bond Portfolio II received these securities from Western-Southern on November 21, 1994, in exchange for a proportionate interest in the Portfolio.

SELECT ADVISORS PORTFOLIOS
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Investors and Trustees of
the Select Advisors Portfolios:

We have audited the accompanying statements of assets and liabilities of the Select Advisors Portfolios (consisting of Growth & Income Portfolio II and Bond Portfolio II), including the schedules of investments, as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and supplementary data for each of the three years in the period then ended and for the period from November 21, 1994 (commencement of operations) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Select Advisors Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Select Advisors Portfolios (consisting of Growth & Income Portfolio II and Bond Portfolio II) as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period from November 21, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1998

                                  DISTRIBUTOR
                          Touchstone Securities, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202
                                 (800) 669-2796

                      INVESTMENT ADVISOR OF EACH PORTFOLIO
                           Touchstone Advisors, Inc.
                                311 Pike Street
                             Cincinnati, Ohio 45202

                     ADMINISTRATOR OF THE SEPARATE ACCOUNT
                               Continuum-Vantage
                              301 West 11th Street
                          Kansas City, Missouri 64105

                                 TRANSFER AGENT
                         Investors Bank & Trust Company
                                 P.O. Box 8518
                          Boston, Massachusetts 02117

                 ADMINISTRATOR AND CUSTODIAN OF EACH PORTFOLIO
                         Investors Bank & Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                            One International Place
                          Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                                 Frost & Jacobs
                                2500 PNC Center
                              201 East 5th Street
                             Cincinnati, Ohio 45202

                                   TOUCHSTONE
                  -------------------------------------------
              THE MARK OF EXCELLENCE IN INVESTMENT MANAGEMENT(TM)

FORM 7142-9706